      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 9, 1997

                                                       REGISTRATION NO. 33-26716
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 8
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                             DEFINED ASSET FUNDS--
                       GOVERNMENT SECURITIES INCOME FUND
                   U.S. GOVERNMENT ZERO COUPON BOND SERIES 3
                           (A UNIT INVESTMENT TRUST)

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


                   MERRILL LYNCH, PIERCE, FENNER & SMITH
                               INCORPORATED
                            DEFINED ASSET FUNDS
                           POST OFFICE BOX 9051
                        PRINCETON, N.J. 08543-9051


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.
      P.O. BOX 9051
     PRINCETON, N.J.
       08543-9051                                        COPIES TO:
                                                   PIERRE DE SAINT PHALLE,
                                                            ESQ.
                                                    450 LEXINGTON AVENUE
                                                    NEW YORK, N.Y. 10017


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on February 13, 1997.

Check box if it is proposed that this filing will become effective on July 18, 1997 pursuant to paragraph (b) of Rule 485. / x /

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEFINED
ASSET FUNDSSM

GOVERNMENT SECURITIES
INCOME FUND

------------------------------------------------------------
U.S. GOVERNMENT
ZERO COUPON BOND
SERIES 3
(A UNIT INVESTMENT TRUST)

PROSPECTUS
DATED JULY 18, 1997

SPONSOR:
Merrill Lynch,
Pierce, Fenner & Smith Incorporated

This Series (the 'Fund') was formed to provide safety of capital and a high yield to maturity through investment in fixed portfolios consisting primarily of stripped debt obligations of the United States of America ('Stripped Treasury Securities'). There is no assurance that these objectives will be met if Units are sold before the underlying Securities mature because market prices of the Securities before maturity and therefore the value of the Units will vary with changes in interest rates and other factors. Stripped Treasury Securities do not make any periodic payments of interest prior to maturity; accordingly, each Trust's portfolio as a whole is priced at a deep discount from face amount and Unit prices may be subject to greater fluctuations in response to changing interest rates than a fund consisting of debt obligations of comparable maturities that pay interest currently. This risk is greater when the period to maturity is longer. See Risk Factors. The Fund consists of the 1999 and 2009 Trusts, each a separate unit investment trust ('Trust'), designated by the year in which its Stripped Treasury Securities mature. Each Trust also contains an interest-bearing Treasury security (the 'Treasury Note') to provide income to pay the expenses of the Trust and the Sponsor's administrative fee.

Units of interest ('Units') in the Trusts will be sold only to employee benefit plans (the 'Plans') as an investment alternative for Plan allocations to help participants meet their personal retirement needs and goals. The choice of maturities is offered to enable Plan allocations to be tailored to participants' retirement planning objectives and financial requirements. Each Plan will invest in Units of the Trusts in accordance with allocation instructions received from employees pursuant to the Plan. Accordingly, the interest of an employee in the Units is subject to the terms of the Plan. The rights of a Plan as a Holder of Units should be distinguished from the rights of an employee. The term 'Holder' in this Prospectus shall refer to the Plans, to the Sponsor if it holds Units (see Market for Units) and to any employee who holds Units distributed from a Plan.
------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------
Read and retain this Prospectus for future reference.

DEFINED ASSET FUNDSSM is America's oldest and largest family of unit investment trusts, with over $115 billion sponsored over the last 25 years. Each Defined Asset Fund is a portfolio of preselected securities. The portfolio is divided into 'units' representing equal shares of the underlying assets. Each unit receives an equal share of income and principal distributions.
With Defined Asset Funds you know in advance what you are investing in and that changes in the portfolio are limited. Most defined bond funds pay interest monthly and repay principal as bonds are called, redeemed, sold or as they mature. Defined equity funds offer preselected stock portfolios with defined termination dates.
Your financial professional can help you select a Defined Asset Fund to meet your personal investment objectives. Our size and market presence enable us to offer a wide variety of investments. Defined Asset Funds are available in the following types of securities: municipal bonds, corporate bonds, government bonds, utility stocks, growth stocks, even international securities denominated in foreign currencies.
Termination dates are as short as one year or as long as 30 years. Special defined funds are available for investors seeking extra features: insured funds, double and triple tax-free funds, and funds with 'laddered maturities' to help protect against rising interest rates. Defined Asset Funds are offered by prospectus only.

--------------------------------------------------------------------------------
CONTENTS


Investment Summary..........................................                   3
Fund Structure..............................................                   6
Risk Factors................................................                   6
Description of the Fund.....................................                   7
Taxes.......................................................                   9
Sale of Units...............................................                  10
Market for Units............................................                  11
Redemption..................................................                  11
Expenses and Charges........................................                  13
Administration of the Fund..................................                  13
Resignation, Removal and Limitations on Liability...........                  15
Miscellaneous...............................................                  16
Accountants' Opinion Relating to the Fund...................                 D-1
Statements of Condition.....................................                 D-2
Portfolios..................................................                 D-8

INVESTMENT SUMMARY AS OF MARCH 31, 1997 THE EVALUATION DATE+

    This Series consists of separate unit investment trusts, each designated for the maturity of its underlying Securities (see Portfolios).


                                            1999              2009
                                           TRUST             TRUST
                                       --------------    --------------
FACE AMOUNT OF SECURITIES..............$   50,780,689    $  138,304,698
NUMBER OF UNITS........................   507,233.904     1,377,963.324
FACE AMOUNT OF SECURITIES PER UNIT.....$      100.113    $      100.369
FRACTIONAL UNDIVIDED INTEREST IN FUNDth
REPRESENTED BY EACH UNIT............... 1/507,233.904th  1/1,377,963.324
OFFER PRICE PER UNIT
    Net Assets of Trust*...............$   43,093,108    $   60,067,989
    Divided by Number of Units.........$       84.957    $       43.592
    Plus Adjustment Factor**...........         0.127             0.131
                                       --------------    --------------
    Total++............................        85.084            43.123
                                       --------------    --------------
                                       --------------    --------------
REDEMPTION PRICE PER UNIT
  (net of Adjustment Factor**)++.......$       84.830    $       43.461
REDEMPTION PRICE PER UNIT LESS
  THAN OFFER PRICE BY..................$        0.254    $        0.262
CALCULATION OF ESTIMATED NET ANNUAL
  CASH INTEREST INCOME PER 1,000 FACE
  AMOUNT
    Gross annual cash income...........          1.81              1.38
    Less estimated annual expenses.....          0.70              0.64
    Less annual Sponsor's
  administrative fee***................          1.11              0.74
                                       --------------    --------------
    Estimated net annual cash income...$         0.00    $         0.00
                                       --------------    --------------
                                       --------------    --------------
ESTIMATED YIELD TO MATURITY (based on
Price per Unit)........................         6.258%            6.943%
ESTIMATED MAXIMUM DOLLAR AMOUNT PER 10
  UNITS PAYABLE ON ACCOUNT OF SPONSOR'S
  ADMINISTRATIVE FEE****...............$         2.91    $         8.97
INCOME ACCOUNT DISTRIBUTIONS
    Although no periodic distributions
    of income should be expected, the
    Sponsor may direct the Trustee to
    distribute any accumulated net
    interest income on the business day
    in June or December of any year
    which immediately precedes the
    investment date in that month for
    Merrill Lynch's Savings &
    Investment Plan ('SIP'), as defined
    in the benefits handbook, to
    Holders of record at the close of
    business on the third day prior to
    that distribution date.
CAPITAL ACCOUNT DISTRIBUTIONS
    Distributions from the Capital
    Account will be made on the first
    business day following the maturity
    of the Stripped Treasury Securities
    in a Trust to holders of record on
    the business day immediately
    preceding the date of the
    distribution.
TRUSTEE'S ANNUAL FEE AND EXPENSES*****
    Per 10 Units (see Expenses and
    Charges)...........................$         0.70    $         0.64
EVALUATOR'S FEE FOR EACH EVALUATION
    Minimum of $5.00 plus $0.25 for
    each issue of underlying Securities
    in excess of 50 issues, treating
    separate maturities as separate
    issues (see Expenses and Charges).
EVALUATION TIME
    3:30 P.M. New York Time
MANDATORY TERMINATION DATE
    Each Trust must be terminated no
    later than one year after the
    maturity date of the last maturing
    Security in that Trust listed under
    Portfolio (see Portfolio).


------------------
        + The Indenture was signed and the initial deposit was made as of February 2, 1989.
        ++ Plus any net cash.
        +++ During the last 12 months of the 1999 Trust, and for up to 60 months in the 2009 Trust in the event the Treasury Note is called at its earliest call date, the Trustee's Annual Fee and Expenses will be reduced, and the estimated net annual income per Unit should remain the same (see Expenses and Charges--Fees).
       * The net assets of the Trust represent the aggregate value of Securities (including amortization of discount) plus other assets less accrued liabilities, determined as described under Redemption--Computation of Redemption Price per Unit.
       ** The net asset value per Unit is adjusted by adding to the Offer Price and subtracting from the Redemption Price, an amount (the 'Adjustment Factor'), currently .0015 times the net assets per Unit for the 1999 Trust and .003 for the 2009 Trust. See Sale of Units--Unit Offer Price.
      ***There is no sales charge on purchases of Units. Income on the Units will be subject to a Sponsor's administrative fee accrued at the annual rate shown. This fee will be calculated on a daily basis and will accrue from the settlement date for Units purchased on the Initial Date of Deposit. This fee will be deducted from interest income on the U.S. Treasury Notes semi-annually (see Expenses and Charges). For Units that are tendered for redemption, a pro rata portion of the accrued administrative fee will be deducted at the time of redemption (see Redemption). See the chart at the end of this Investment Summary for the percentage which the present value of the Sponsor's administrative fee represents at various intervals of the Price per 10 Units.
     **** This amount assumes that each Holder holds his Units until termination of the Trust. This amount may differ from actual payments on account of the Sponsor's administrative fee as a result of the length of time a Holder holds his Units and other factors.
     ***** Of this amount, the Trustee receives annually for its services as Trustee, $0.50 per 10 Units, payable in semi-annual installments.

INVESTMENT SUMMARY AS OF MARCH 31, 1997 THE EVALUATION DATE

    TRUST PORTFOLIOS (SEE PORTFOLIOS)

    SECURITIES--Each Trust consists primarily of issues of Stripped Treasury Securities purchased at a deep discount. The Securities are not rated but, in the opinion of the Sponsor, have credit characteristics comparable to those of Securities rated 'AAA' by nationally recognized rating agencies. Each Trust also contains one interest-bearing Treasury Security (the 'Treasury Note') deposited in order to provide cash income with which to pay the expenses, including the Sponsor's administrative fee, of the Trust.

    RISK FACTORS--An investment in Units of a Trust should be made with an understanding of the risks which an investment in debt obligations, most of which were purchased at a deep discount, may entail, including the risk that the value of a Trust and hence of the Units will decline with increases in interest rates. The market value of Stripped Treasury Securities, and therefore the value of the Units, may be subject to greater fluctuations in response to changing interest rates than debt obligations of comparable maturities which pay interest currently. The risk is greater when the period to maturity is longer. (See pages 6-7.) For each 10 Units of a Trust purchased, a Holder will receive total distributions of approximately $1,000 for Units held until maturity of the underlying Securities of that Trust. Furthermore, the price per Unit will vary in accordance with fluctuations in the values of the Securities and the distributions could change if the Securities are paid or sold, or if the expenses or Sponsor's administrative fee of the Trust change. For a discussion of the economic differences between the Trusts and a fund consisting of customary securities, see Description of the Fund--Income and Estimated Yield to Maturity.

    Additional Units may be offered subsequent to the Initial Date of Deposit, which may have an effect upon the value of previously existing Units. Additional Units may be created by depositing Securities (or contracts to purchase Securities accompanied by cash, or a bank letter of credit in an amount sufficient to complete the contracts) or cash (or a bank letter of credit) to purchase additional Securities, in each instance maintaining precisely the original proportionate relationship between the face amounts of Stripped Treasury Securities and the Treasury Notes of identical maturities. If cash (or a letter of credit) is deposited to purchase Securities, the value of existing Units will change to the extent the price of a Security increases or decreases between the time of deposit and the time the Security is purchased. See Fund Structure. The Adjustment Factor, which is added to the Offer Price and subtracted from the Redemption Price, is intended to cover the costs of acquiring and disposing of securities so that they are not borne by the Trust. See Sale of Units--Unit Offer Price.

    ML PLANS--Units may be purchased by or with respect to certain employee benefit plans established for employees of Merrill Lynch & Co., Inc. and its affiliates ('ML Plans'). A ML Plan may buy Units only directly from the Trustee and may realize the value of Units only by tendering them for redemption. See FUND STRUCTURE--ML Plans.

    DISTRIBUTIONS--There will be no payments of interest on the Securities other than on the Treasury Note in each Trust, which will be used to pay the expenses of and Sponsor's administrative fee on the Trust. Consequently, no distributions of interest income should be expected; however, the Sponsor may direct the Trustee to distribute any accumulated net interest income to Holders of a Trust in June or December of any year (see 'Income Account Distributions' on page 3). Nevertheless, the gross interest income on all Securities in the Trust is taxable to Holders. Each Stripped Treasury Security will be treated for Federal income tax purposes as having 'original issue discount,' which must be amortized over the term of the Stripped Treasury Security and included in a Holder's ordinary gross income before the Holder receives the cash attributable to that income. These tax consequences would apply to an employee only if he becomes a Holder by taking Units upon terminating participation in the Plan. See Taxes. The final distribution will be made in cash following the maturity of the Stripped Treasury Securities in the Trust, and may include any amount received upon the sale of Securities to meet redemptions of Units which exceeds the amount necessary to meet those redemptions and any accumulated net interest income. Principal from maturity of the Treasury Note will not be distributed until disposition of the Stripped Treasury Security in the Trust. See Administration of the Fund--Accounts and Distributions.

    ESTIMATED YIELD TO MATURITY ON UNITS--The yield to maturity on the Units of each Trust is the annual percentage return to the investor based on amortization of discount, compounded semi-annually, divided by the Offer Price per Unit. It is assumed that interest income will equal expenses and other deductions. The value of the Units will fluctuate with the value of the portfolio of underlying Securities. The yield to maturity will change with changes in the price per Unit (including the Adjustment Factor) and any change in the Trust's expenses or the Sponsor's administrative fee.

    UNIT PRICE--The price of the Units is based on the net asset value per Unit, determined as described under Redemption--Computation of Redemption Price per Unit. The Adjustment Factor, at current rates described under Sale of Units--Unit Offer Price, is added in computing the Offer Price of Units and deducted in computing the Redemption Price or sale price. Units are subject to a Sponsor's administrative fee calculated on a daily basis at the annual rate of $1.11 per 10 Units of the 1999 Trust; and $.74 per 10 Units of the 2009 Trust. The following chart states these administrative fees as percentages of the prices at various intervals. It is assumed that Trust expenses and the accrued Sponsor's administrative fee will exactly offset any accrued interest. There is no minimum purchase.

INVESTMENT SUMMARY AS OF MARCH 31, 1997 THE EVALUATION DATE
                PRESENT VALUE OF SPONSOR'S ADMINISTRATIVE FEE AS
              PERCENT OF PRICE PER 10 UNITS AT SELECTED INTERVALS*


                                                                             PRICE PER
                                                                                $10
                                                                              UNITS AS
                                                                                 OF
                                                                             MARCH 31,
                                                                               1997,
                                                                                THE
                                                                             EVALUATION
                                                                $25 LESS        DATE        $25 MORE      $50 MORE     $100 MORE
                                                               ----------    ----------    ----------    ----------    ----------

1999 TRUST          Public Offering Price                      $   825.84    $    850.84   $    875.84   $    900.84   $    950.84
                                                                     2.56           2.61          2.66          2.77          2.81
                    Present value of Sponsor's
                     administrative fee
                                                                     0.31%          0.31%         0.30%         0.30%         0.30%
                    Sponsor's Fee
2009 TRUST          Public Offering Price                      $   412.23    $    437.23   $    462.23   $    487.23   $    537.23
                                                                     5.78           5.93          6.09          6.24          6.54
                    Present value of Sponsor's
                     administrative fee
                                                                     1.40%          1.36%         1.32%         1.28%         1.22%
                    Sponsor's Fee



------------------

    * These represent the maximum fees and figures assume that Units are purchased on the Evaluation Date and are held until maturity of the Trust. Purchase after the Evaluation Date or sale before maturity will result in lesser deductions and therefore a lesser rate of administrative fee. The present value is computed at the same interest rate as the estimated yield to maturity at each purchase price.

    MARKET FOR UNITS--The Sponsor, though not obligated to do so, intends to maintain a market for Units at the Redemption Price per Unit. See Page 12. If that market is not maintained, a Holder will be able to dispose of Units through redemption at prices computed on the same basis. See Redemption. Market conditions and the Adjustment Factor may cause the prices available in the market maintained by the Sponsor or upon exercise of redemption rights to be more or less than the amount paid for Units. The market prices of Stripped Treasury Securities, and hence of the Units, are subject to greater fluctuations than the prices of securities making current payments of interest.

FUND STRUCTURE

     This Series (the 'Fund') consists of a number of separate unit investment trusts (each a 'Trust') created under New York law by one Trust indenture (the 'Indenture') among the Sponsor, the Trustee and the Evaluator. To the extent that references in the Prospectus are to articles and sections of the Indenture, which are hereby incorporated by reference, the statements made herein are qualified in their entirety by this reference. The record holders ('Holders') of Units of interest ('Units') in a Trust will have the right to have their Units redeemed (see Redemption) if the Units cannot be sold in the market which the Sponsor intends to maintain (see Market for Units). Redemption will be made in securities ('in kind') or in cash at the option of the Holder.

     With the initial deposit in each Trust, a proportionate relationship was established between the face amounts of Stripped Treasury Securities and the Treasury Note therein. Additional Units may be issued on deposit of additional Securities by the Sponsor or on deposit of cash (or a bank letter of credit) to purchase Securities. In either case, the additional Securities will have maturities identical to those in the Trust and maintain precisely the original proportionate relationship among the face amounts of each type of Security. Units will to the extent practicable continue to represent the identical face amount of each Security. However, it may not be practicable to maintain this identical face amount per Unit because of, among other reasons, changes in prices. Units in the Trusts may be continuously offered for sale by means of this Prospectus (see Sale of Units--Distribution), resulting in a potential increase in the number of outstanding Units of each Trust (see Selection and Acquisition of Securities).

     As used herein, 'Securities' includes the Stripped Treasury Securities and interest-bearing Treasury Note deposited in the Trusts and described under Portfolios and any additional Treasury Securities deposited thereafter or contracts for the purchase thereof together with an irrevocable letter or letters of credit sufficient to perform such contracts. As used herein, the term 'Units,' unless the context otherwise indicates, means the units of interest in all Trusts of the Fund.

ML PLANS

     As the Sponsor is a 'party in interest' with respect to certain ML Plans, it is prohibited by ERISA from selling Units to or buying them from these Plans. Accordingly, these ML Plans will purchase Units directly from the Trustee and may only tender Units to the Trustee for redemption. The Sponsor is also prohibited from acting as dealer, and from charging for its services as broker, for the Trust in acquiring Securities with monies paid for Units, and in selling Securities to pay redemptions of Units, by ML Plans. In addition, ERISA prohibits the Sponsor from receiving compensation or other consideration except for reimbursement of its direct expenses. Therefore, the proceeds of the Sponsor's administrative fee paid by any ML Plan will be used to reimburse the Sponsor for these expenses, and the Sponsor will not collect the administrative fee on Units held by ML Plans at any time when it has no unreimbursed expenses.

RISK FACTORS

     An investment in Units should be made with an understanding of the risks which an investment in deep discount debt obligations may entail, including the risk that the value of the Trust's portfolio (the 'Portfolio') and hence of the Units will decline with increases in interest rates. High inflation and recession, together with the fiscal and monetary measures adopted to attempt to deal with those and other economic problems, have contributed to recent wide fluctuations in interest rates and thus in the value of fixed-rate debt obligations generally. The Sponsor cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar fluctuations in the future. Furthermore, a Holder (but not employees before they terminate Plan participation--see Taxes) will have significant amounts of taxable income attributable to it before the receipt of the cash attributable to that income.

SPECIAL CHARACTERISTICS OF STRIPPED TREASURY SECURITIES

     Stripped Treasury Securities are sold at a deep discount from their face amounts payable at maturity because the buyer of those securities receives only the right to receive a future fixed payment on the security and not any rights to periodic interest payments thereon. Purchasers of these securities acquire, in effect, discount obligations that are economically identical to the 'zero-coupon bonds' that have been issued by corporations. Zero coupon bonds are debt obligations which do not make any periodic payments of interest prior to maturity and accordingly are issued at a deep discount. Accordingly, the Trusts are not a suitable investment to persons seeking current cash distributions.

     Because interest on 'zero coupon' debt obligations is not distributed on a current basis but in effect compounded, the value of securities of this type, including the value of accrued and reinvested interest (and of a fund comprised of these obligations), is subject to greater fluctuations than on obligations which distribute income regularly. Accordingly, while the full faith and credit of the U.S. government provides a high level of protection against credit risks on the Securities, sale of Units before maturity of the Securities at a time when interest rates have increased would involve greater market risk than in a fund which is invested in debt obligations of comparable maturity which pay interest currently. This risk is greater when the period to maturity is longer.

     Stripped Treasury Securities held by any Trust shall consist solely of registered U.S. Treasury debt obligations which may be held through the Federal Reserve Bank's book entry system called 'Separate Trading of Registered Interest and Principal of Securities' ('STRIPS'). STRIPS, while direct obligations of the United States and issued under programs introduced by the U.S. Treasury, are not issued directly by the U.S. government. The STRIPS program facilitates secondary market stripping of selected Treasury notes and bonds into individual principal and interest components by purchasers with access to a book-entry account at a Federal Reserve bank. Those obligations may be maintained in the book-entry system operated by the Federal Reserve in a manner that permits separate trading and ownership of interest and principal payments. The Federal Reserve does not charge a fee for this service, but book-entry transfers of interest and principal components are subject to the same fee schedule generally applicable to transfers of Treasury securities. The Stripped Treasury Securities are payable in full at maturity at their stated maturity amount, and are not subject to redemption prior to maturity. In addition, the Stripped Treasury Securities do not make any periodic payments of interest.

Sales of Units in California may be made only to persons which have a minimum net worth (exclusive of home, home furnishings, and automobiles for personal use) of at least (i) $75,000 or (ii) $30,000 if the investor has an adjusted gross income of at least $30,000. A Holder of Stripped Treasury Securities will be required to include annually in gross income an allocable portion of the deemed original issue discount, prior to receipt of the cash attributable to that income. However, a qualified retirement plan is not taxed on income.

     Under generally accepted accounting principles, a holder of a security purchased at a discount normally must report as an item of income for financial accounting purposes the portion of the discount attributable to the applicable reporting period. The calculation of this attributable income would be made on the 'interest' method which generally will result in a lesser amount of includible income in earlier periods and a correspondingly larger amount in later periods. For Federal income tax purposes, the inclusion will be on a basis that reflects the effective semi-annual compounding of accrued but unpaid interest effectively represented by the discount. Although this treatment is similar to the 'interest' method described above, the 'interest' method may differ to the extent that generally accepted accounting principles permit or require the inclusion of interest on the basis of a compounding period other than the semi-annual period (see Taxes).

DESCRIPTION OF THE FUND

THE PORTFOLIO

     The Portfolio of each Trust consists of different issues of Stripped Treasury Securities, with fixed maturity dates and not having any equity or conversion features, that do not pay interest before maturity and as such were purchased at a deep discount (see above) and of the Treasury Note deposited in order to provide cash income with which to pay the expenses of the Trust and the Sponsor's administrative fee.

SELECTION AND ACQUISITION OF SECURITIES

     In selecting Securities for deposit in a Trust, the following factors, among others, were considered by the Unit Investment Trusts of Merrill Lynch, Pierce, Fenner & Smith Incorporated: (i) the types of securities available; (ii) the prices of those securities relative to other comparable securities; (iii) the extent to which those securities trade at a discount from par once the interest coupons are stripped; (iv) the yield to maturity of those securities; and (v) the maturities of those securities.

     The yield to maturity and discount from par on securities of the type deposited in the Trusts are dependent on a variety of factors, including general money market conditions, general conditions of the bond market, prevailing interest rates and the maturities of the securities.

     Each Trust consists of the Securities (or contracts to purchase the Securities) listed under Portfolios and any additional Securities acquired pursuant to the terms of the Indenture (including provisions with respect to deposit of Securities in connection with the sale of additional Units) as long as they may continue to be held from time to time in the Trust together with accrued and undistributed interest on any interest-bearing securities deposited in order to pay the expenses of the Trust and the Sponsor's administrative fee, undistributed cash representing payments of principal and cash realized from the disposition of Securities.

     Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any of the Securities. In the event of a failure to deliver any Security that has been purchased for a Trust under a contract ('Failed Security'), the Sponsor is authorized under the Indenture to direct the Trustee to acquire substitute securities ('Replacement Securities') to make up the portfolio of the Trust. Replacement Securities for Securities initially deposited must be deposited into the Trust within 110 days after the Initial Date of Deposit; Replacement Securities for Securities deposited thereafter must be deposited within 20 days after delivery of notice of the Failed Security; the purchase price may not exceed the amount of funds reserved for the purchase of the Failed Security. The Replacement Securities must be Securities issued by the U.S. Treasury, that (i) make no periodic payments of interest (or, in the case of an interest-bearing Treasury Note used to pay expenses, are of the same issue), (ii) have a fixed maturity identical to that of the Failed Security,
(iii) are purchased at a price that results in a yield to maturity as of the date of deposit of the Failed Security which is equivalent (taking into consideration then-current market conditions) to the yield to maturity of the Failed Security and (iv) are not when, as and if issued obligations. If this right of substitution is not utilized to acquire Replacement Securities in the event of a failed contract, the Sponsor will cause to be refunded any attributable sales charge plus the attributable Cost of Securities to Trust, plus accrued interest and amortization attributable to the relevant Security.

     Because certain of the Securities from time to time may be sold under certain circumstances described herein, each Trust is not expected to retain its present size and composition (see Redemption). The Indenture also authorizes the increase of the size and number of Units of any Trust by the deposit of additional Securities or cash and the issue of a corresponding number of additional Units, provided that the maturity of any additional Securities so acquired is identical to the maturity of the Securities initially deposited in the Trust.

THE UNITS

     On the date of the Investment Summary of each Trust each Unit represented the fractional undivided interest in the Securities held in the Trust and net income of the Trust set forth under Investment Summary. Thereafter, if Units of any Trust are redeemed the face amount of Securities in that Trust will be reduced by amounts allocable to redeemed Units, and the fractional undivided interest represented by each remaining Unit in the balance will be increased. However, if additional Units are issued by any Trust, the aggregate face amount of Securities in the Trust will be increased by amounts allocable to the additional Units, and the fractional undivided interest represented by each Unit in the balance of the Trust will be decreased. Units will remain outstanding until redeemed upon tender to the Trustee by a Holder (which may include the Sponsor) or until the termination of the Indenture (see Redemption and Administration of the Fund--Amendment and Termination).

INCOME AND ESTIMATED YIELD TO MATURITY

     The estimated yield to maturity per Unit of each Trust is the annual percentage return to the investor based on amortization of discount, compounded semi-annually, divided by the Unit Offer Price. It is assumed that interest income on the Treasury Note will equal expenses and other deductions. If the price of the Units is less than stated in the Investment Summary, the yield to maturity will be greater, if the price is greater (other than additional accrued original discount), the yield to maturity will be less.

     The economic effect of purchasing Units of a Trust is that the investor who holds his Units until maturity of the underlying Securities should receive approximately a fixed yield, not only on his original investment but on all earned discount during the life of the Securities. The assumed or implicit automatic reinvestment at market rates at the time of purchase of the portion of the yield represented by earned discount differentiates the Trusts from funds consisting of customary securities on which current periodic interest is paid at market rates at the time of issue. Accordingly, an investor in the Units, unlike an investor in a fund comprised of customary securities, virtually eliminates his risk of being unable to invest distributions at a rate as high as the yield on his Trust, but will forego the ability to reinvest at higher rates in the future.

     The price per Unit of each Trust will vary in accordance with fluctuations in the prices of the Securities held by the Trust. Changes in the Offer and Redemption Price per Unit or in a Trust's expenses will result in changes in the yields to maturity.

TAXES

     While Units are held by a Plan, neither it nor any participating employee will be taxable on income from the Trust. An employee who elects to receive his pro rata portion of Units held by a Plan that is qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (the 'Code') when he terminates participation in such Plan and does not roll over those Units to an eligible retirement plan as described in Section 402(c) of the Code, will be taxable under rules applicable to qualified plan distributions as described in Section 402 of the Code. Thereafter, the employee will be taxable as a Holder as described below.

     In the opinion of Davis Polk & Wardwell, special counsel for the Sponsor, under existing law:

        Each Trust is not an association taxable as a corporation for Federal income tax purposes, and income received by the Trust will be treated as the income of the Holders of the Trust in the manner set forth below.

        Each Holder will be considered the owner of a pro rata portion of each Security in its Trust under the grantor trust rules of Sections 671-679 of the Code. The total cost to a Holder for its Units (i.e., for an individual Holder, the fair market value of his Units on the date the Plan distributes them to him) is allocated among the Holder's pro rata portion of each Security in its Trust (in proportion to the fair market values thereof on that date) in order to determine its tax cost for the pro rata portion of each Security. A Holder will be entitled to add to its tax cost of its pro rata portion of each Security that portion of the administrative fee which is not characterized as imputed interest (see below).

        Each Trust consists primarily of Stripped Treasury Securities. A Holder is required to treat its pro rata portion of each Stripped Treasury Security in its Trust as a bond that was originally issued on the date the Holder purchased its Units (for an individual Holder, the date of distribution) at an original issue discount equal to the excess of the stated redemption price at maturity over the Holder's tax cost therefor as discussed above, and to include annually in income a portion of such original issue discount determined under a formula which takes into account the compounding of interest. The amount of accrued original issue discount so included in income in respect of a Holder's pro rata portion of a Security is added to the Holder's tax basis therefor.

        Each Holder will be considered to have received the income on its pro rata portion of the Treasury Note in its Trust when interest on the Note is received by its Trust. An individual Holder who itemizes deductions may deduct his pro rata share of the fees and expenses of his Trust, but only to the extent that this amount together with the Holder's other miscellaneous deductions exceeds 2% of his adjusted gross income.

        Except with respect to Units held in a Plan, a Holder will recognize taxable gain or loss when all or part of its pro rata portion of a Security in its Trust is disposed of (by sale, exchange or redemption of the Security or its Units) for an amount greater or less than its original tax cost therefor, increased by the amount of original issue discount included in the Holder's gross income as discussed above. This resulting gain or loss generally will be capital gain or loss (except in the case of a dealer or financial institution), and will be long-term if the Holder has held its Units for more than one year. The excess of net long-term capital gains over net short-term capital losses may be taxed at a lower rate than ordinary income for certain non-corporate taxpayers. The deduction of capital losses is subject to limitations.

        Under the income tax laws of the State and City of New York, each Trust is not an association taxable as a corporation and income received by the Trust will be treated as income of the Holders.

        Holders will be required for Federal income tax purposes to include amounts in ordinary gross income in advance of the receipt of the cash attributable to such income. Therefore, direct holding of Units may be appropriate only for a tax-deferred account that will not be adversely affected by the attribution of income in advance of the receipt of the cash attributable to such income.

        The foregoing discussion relates only to Federal and certain aspects of New York income taxes. Depending on their state of residence, Holders may be subject to state and local taxation and should consult their own tax advisers in this regard.

                                    *  *  *

     After the end of each calendar year, the Trustee will furnish to each Holder an income report, including the Holder's pro rata portion of the fees and expenses paid by its Trust. In order to enable them to comply with Federal and state tax reporting requirements, Holders will be furnished upon request to the Trustee with evaluations of Securities furnished to it by the Evaluator (Section 4.02). The Trustee will also furnish to each Holder and the Internal Revenue Service all required information returns (including a return with respect to original issue discount).

SALE OF UNITS

UNIT OFFER PRICE

     Units may be purchased by a Plan at the Offer Price by means of this Prospectus. The Offer Price per Unit of a Trust is computed as of the Evaluation Time by adding the evaluation of the underlying Securities, as determined by the Evaluator as described under Redemption--Computation of Redemption Price per Unit, plus the Adjustment Factor, divided by the number of Units outstanding. The Adjustment Factor is currently .0015 for the 1999 Trust and .003 for the 2009 Trust. The Adjustment Factor (as determined by the Sponsor) may be changed for each calendar quarter but in no event will it exceed .007 for the 1999 Trust or .0175 for the 2009 Trust. This factor is designed to cover the Trust's costs, without profit, of buying and selling securities in connection with sales and redemptions of Units, and is intended to ensure that the prices for purchases or sales of Units more closely match the market value of the underlying Securities. A proportionate share of any cash in the Capital Account not allocated to the purchase of specific Securities is added. Because the income on the Treasury
Note is designed to exactly equal the Trust expenses, accrued interest on the
Note is not reflected in the offering, repurchase or redemption prices of Units. In practice, as determined on an accrual basis by the auditors, accumulated expenses have been slightly higher or lower than the interest on the Treasury Notes. These differences are immaterial and may change over time. If there is an expense deficit at termination of a Trust, either the Trustee will waive part of its fee or the Sponsor will bear sufficient expenses to eliminate the deficit. If a surplus remains at termination, the amount will be distributed to Holders. The Offer Price per Unit of a Trust will vary after the Evaluation Date (set forth under Investment Summary) in accordance with fluctuations in the evaluations of the underlying Securities. Amortization of discount will have the effect of increasing at any particular time the evaluation of the Securities.

     No sales charge is payable when Units are purchased. Instead, Units are subject to a Sponsor's administrative fee at the annual rates set forth under Investment Summary. The percentage which their present values represent of the Offer Price per Unit at various intervals is shown in the chart at the end of the Investment Summary. If a Holder sells or redeems Units before the maturity of a Trust, except for the Adjustment Factor only the administrative fees accrued to the date of sale or redemption will be payable, and this will have the effect of reducing the rate of administrative fees. Similarly, if Units are purchased after the Evaluation Date, the purchaser will not pay fees previously accrued and this will also have the effect of reducing the rate of administrative fees.

     Evaluations of the Securities are determined by the Evaluator taking into account the same factors referred to under Redemption--Computation of Redemption Price per Unit. The determinations are made on each business day, effective for all sales made since the last of these evaluations (Section 4.01). The term 'business day', as used herein and under 'Redemption', shall exclude Saturdays, Sundays and the following holidays as observed by the New York Stock Exchange:
New Year's Day, Washington's birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas; and the following Federal holidays:
Martin Luther King's birthday, Columbus Day and Veterans Day.

     Because of fluctuations in the market prices of these Securities and the fact that the Adjustment Factor and the accrued portion of the administrative fee will be deducted from amounts paid to Holders upon redemption, among other reasons, the amount realized by a Holder upon any sale or redemption of Units may be less than the price paid for these Units.

SPONSOR'S PROFITS

     The Sponsor receives the administrative fee through periodic deductions at the rates set forth above and through deduction of a pro rata portion of the accrued administrative fee at the time of any redemption.

     The following chart sets forth the estimated maximum dollar amount payable on account of the Sponsor's administrative fee assuming that Holders hold their Units for the following periods of time from March 31, 1997:
                       MAXIMUM DOLLAR AMOUNT PER 10 UNITS
               PAYABLE ON ACCOUNT OF SPONSOR'S ADMINISTRATIVE FEE


     YEARS HELD          1999 TRUST          2009 TRUST
------------------------------------------------------------
                  1 $               1.11$               0.74
                  2                 2.22                1.48
                  3                 2.91                2.22
                  4                                     2.96
                  5                                     3.70
                  6                                     4.44
                  7                                     5.18
                  8                                     5.92
                  9                                     6.66
                 10                                     7.40
                 11                                     8.14
                 12                                     8.88
                 13                                     8.97


     The Sponsor may also realize a profit or loss on each deposit of Securities in a Trust. This is the difference between the cost of the Securities to the Trusts (which is based on the mean between the bid and offering side evaluation of the Securities on the date of deposit) and the purchase price of those Securities to the Sponsor. To the extent additional Units continue to be offered for sale, the Sponsor also may realize profits or sustain losses as a result of fluctuations after the date of deposit in the Offer Price of the Units. Employees may incur an annual account maintenance fee after termination of Plan participation--see Expenses and Charges below. Cash, if any, made available by buyers of Units to the Sponsor prior to the settlement dates for purchase of Units may be used in the Sponsor's business, subject to the limitations of Rule 15c3-3 under the Securities Exchange Act of 1934, and may be of benefit to the Sponsor.

     In maintaining a market for the Units the Sponsor will also realize profits or sustain losses in the amount of any difference between the prices at which it buys Units and the prices at which it resells or redeems those Units, as the case may be.

MARKET FOR UNITS

     While the Sponsor is not obligated to do so, it intends to maintain a secondary market for Units of each Trust and continuously to offer to purchase Units of each Trust. The Sponsor, of course, does not in any way guarantee the enforceability, marketability or price of any Securities in the Trusts or of the Units. The Sponsor may discontinue purchases of Units of any Trust should the supply of Units exceed demand or for other business reasons.

     The Sponsor may redeem any Units it has purchased in the secondary market or through the Trustee in accordance with the procedures described below if it determines it is undesirable to continue to hold those Units in its inventory.

REDEMPTION

     Units may be redeemed at the office of the Trustee upon delivery on any business day, as defined under Sale of Units--Unit Price, of a request for redemption, and payment of any relevant tax, without any other fee (Section 5.02). Holders' signatures must be guaranteed by an eligible guarantor institution or in some other manner acceptable to the Trustee. In certain instances the Trustee may require additional documents including, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

     The Trustee will redeem Units either in cash or, at the option of certain qualified Holders as specified in writing to the Trustee, in kind. Unless otherwise specified, redemptions will be made in cash. On the seventh calendar day following the tender (or if the seventh calendar day is not a business day on the first business day prior thereto), the Holder will be entitled to receive the proceeds of the redemption in an amount and value of Securities per Unit equal to the Redemption Price per Unit (see below) as determined as of the Evaluation Time next following the tender.

     The Trustee is empowered to sell Securities from a Trust in order to make funds available for cash redemptions (Section 5.02). The Securities to be sold so as to maintain, as closely as practicable, the percentage relationship between the face amounts of Stripped Treasury Securities and the Treasury Note in the Trust at the time of sale. Provision is made under the Indenture for the Sponsor to specify minimum face amounts in which blocks of Securities are to be sold in order to obtain the best price for the Trust. While these minimum amounts may vary from time to time in accordance with market conditions, the Sponsor believes that the minimum face amounts which would be specified would range from $25,000 to $100,000.

     Holders tendering Units for redemption may, in lieu of receiving cash, request the Trustee to distribute in kind an amount and value of Securities per Unit equal to the Redemption Price per Unit as determined as of the Evaluation Time next following the tender. The distribution in kind on redemption of Units will be held by a Distribution Agent (the 'Distribution Agent') for the account of, and for disposition in accordance with the instructions of, the tendering Holder. If a qualified tendering Holder requests redemption in kind, the Trustee as Distribution Agent for the account of the redeeming Holder will sell the Securities and distribute the net cash proceeds to the Holder (unless he requests that the in kind redemption be held on a book entry system for his account). In implementing these redemption procedures, the Trustee and Distribution Agent shall make any adjustments necessary to reflect differences between the Redemption Price of the Units and the value of the Securities distributed in kind as of the date of tender. If funds in the Capital Account are insufficient to cover the required cash distribution to the tendering Holder, the Trustee may sell Securities according to the criteria discussed above. (Section 5.02)

     To the extent that Securities in a Trust are redeemed in kind or sold, the size of the relevant Trust will be reduced. Sales will usually be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. In addition, because of the minimum face amounts in which Securities are required to be sold, the proceeds of sale may, if the Sponsor fails to purchase Units tendered for redemption, exceed the amount required at the time to redeem Units; any excess proceeds will be deposited in the Capital Account. See Administration of the Fund--Accounts and Distributions. The price received upon redemption may be more than or less than the amount paid by the Holder depending on the value of the Securities in the Trust at the time of redemption.

     The right of redemption may be suspended and payment postponed (1) for any period during which the New York Stock Exchange, Inc. is closed other than for customary weekend and holiday closings or (2) for any period during which, as determined by the Securities and Exchange Commission, (i) trading on that Exchange is restricted or (ii) an emergency exists as a result of which disposal or evaluation of the Securities is not reasonably practicable, or (3) for any other periods which the Commission may by order permit (Section 5.02).

COMPUTATION OF REDEMPTION PRICE PER UNIT

     Redemption Price per Unit of a Trust is computed by the Trustee as of the Evaluation Time on each June 30 and December 31 (or the last business day prior thereto), on any business day, as of the Evaluation Time next following the tender of any Unit for redemption, and on any other business day desired by the Trustee or the Sponsor, by adding (a) the value of the Securities in the Trust,
(b) cash on hand in the Trust (other than cash covering contracts to purchase Securities), (c) accrued and unpaid interest on these Securities up to but not including the date of redemption and (d) all other assets of the Trust; deducting therefrom the sum of (v) taxes or other governmental charges against the Trust not previously deducted, (w) accrued fees and expenses of the Trustee (including legal and auditing expenses), the Evaluator and counsel, and certain other expenses, (x) the Adjustment Factor at the applicable rate, (y) accrued administrative fees payable and (z) any cash held for distribution to Holders of record as of a date prior to the evaluation; and dividing the result by the number of Units outstanding as of the date of computation (Sections 4.01 and 5.01). The Adjustment Factor will not be deducted from a redemption in kind nor from the distribution when the Trust terminates.

     The value of the Securities is determined by the Evaluator in the following manner: (a) on the basis of the mean between the current bid and offering prices for the Securities, (b) if bid and offering prices are not available for any Securities, on the basis of current bid and offering prices for comparable securities, (c) by appraising the value of the Securities, or (d) by any combination of the above. The Evaluator may obtain current price information as to the Securities from investment dealers or brokers (including the Sponsor) which customarily deal in that type of securities. On the day on which a Holder is entitled to receive the Redemption Price, the accrued but unpaid administrative fee will be deducted from the accrued interest on the Securities to provide funds to meet such redemption and will be distributed to the Sponsor.

     While Securities of the type included in the Trusts' Portfolios involve minimal risk of loss of principal when held to maturity, due to variations in interest rates the market value of the Securities and Redemption Price per Unit can be expected to fluctuate during the period of an investment in a Trust.

EXPENSES AND CHARGES

SPONSOR'S ADMINISTRATIVE FEE

     An administrative fee, to reimburse the Sponsor for certain expenses described under Fund Structure--ML Plans, at the rates set forth under Investment Summary, calculated on a daily basis, will be deducted from interest income received by the Fund semi-annually and will be distributed to the Sponsor upon certification of its reimbursable expenses.

FEES

     The Trustee's and Evaluator's fees are set forth under Investment Summary. The Trustee's fees for its services as Trustee, payable in semi-annual installments, are accrued daily based on the number of Units in a Trust. Certain regular and recurring expenses of each Trust, including the Evaluator's fee and certain mailing and printing expenses, are also included in the amount set forth under Investment Summary as Trustee's Annual Fee and Expenses (Section 3.14). Expenses in excess of the amount included for these expenses in the Trustee's Annual Fee and Expenses under Investment Summary will be borne by the Trust. The Trustee also receives benefits to the extent that it holds funds on deposit in the various non-interest bearing accounts created under the Indenture.

     The interest bearing Securities in the 1999 Trust mature several months before the Stripped Treasury Securities therein and in the 2009 Trust, may be called up to five years before maturity (see Portfolio). The Trustee will reduce its fees and expenses for these Trusts in the amount of interest that would have accrued on these Securities between their maturity date and the maturity date of the Stripped Treasury Securities in the Trust. This reduction will eliminate the necessity of charging the Capital Account for the Trust expenses during this period.

     When an employee receives Units from a Plan, he may establish an individual account or deposit the Units in an existing account with Merrill Lynch. Merrill Lynch currently charges annual maintenance fees on some types of accounts. The individual Holder would be responsible for any such charge. The fee is not payable if the employee is the record holder of the Units.

OTHER CHARGES

     These include: (a) fees of the Trustee for extraordinary services (Section 8.05), (b) certain expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor (Sections 3.04, 3.09, 8.01[e], 8.03 and 8.05), (c) various governmental charges (Sections 3.03 and 8.01[h]), (d) expenses and costs of any action taken to protect any Trust (Section 8.01[d]), (e) indemnification of the Trustee for any loss, liabilities and expenses incurred without gross negligence, bad faith or wilful misconduct on its part (Section 8.05), (f) indemnification of the Sponsor for any losses, liabilities and expenses incurred without gross negligence, bad faith, wilful misconduct or reckless disregard of its duties (Section 7.05[b]) and (g) expenditures incurred in contacting Holders upon termination of the Trust (Section 9.02). The amounts of these charges and fees are secured by a lien on the relevant Trust and, if the balances in the Income and Capital Accounts (see below) are insufficient, the Trustee has the power to sell Securities to pay these amounts (Section 8.05).

ADMINISTRATION OF THE FUND

RECORDS

     The Trustee keeps a register of the names, address and holdings of all Holders of each Trust. The Trustee also keeps records of the transactions of each Trust, including a current list of the Securities and a copy of the

Indenture, which are available to record Holders for inspection at the office of the Trustee at reasonable times during business hours (Sections 8.02 and 8.04).

ACCOUNTS AND DISTRIBUTIONS

     The terms of the Securities provide for payment to the holders thereof (including the Trusts) upon their maturities. Interest received on any Securities in a Trust which bear current interest, including that part of the proceeds of any disposition of any such Security which represents accrued interest and any late payment penalties, is credited to an Income Account for the applicable Trust and other receipts to a Capital Account for the Trust (Sections 3.01 and 3.02). While income distributions are not anticipated, the Sponsor is authorized in its discretion to direct the Trustee to distribute any accumulated net income in June or December of any year. Distributions for Holders as of the Record Day normally will be made by mail on the following Distribution Day and shall consist of an amount substantially equal to each Holder's pro rata share of the distributable cash balance of the Income Account of the Trust computed as of the close of business on the Record Day. The balance in the Capital Account shall be distributed on the business day following the maturity of the Stripped Treasury Securities in the Trust Portfolio; the Record Day for that distribution shall be the business day immediately preceding the distribution day. The Trustee will acquire additional Securities as directed by the Sponsor, in the original proportionate relationship between face amounts, if there is a sufficient cash balance in the Capital Account.

      The amount to be distributed may change as Securities are exchanged, paid or sold. A Reserve Account may be created by the Trustee by withdrawing from the Income or Capital Accounts, from time to time, amounts which it deems requisite to establish a reserve for any taxes or other governmental charges that may be payable out of the Trust (Section 3.03). Funds held by the Trustee in the various accounts created under the Indenture do not bear interest (Section 8.01).

PORTFOLIO SUPERVISION

     Each Trust is part of a unit investment trust and its not an actively managed fund. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. The Portfolios of the Trusts, however, will not be actively managed and therefore the adverse financial condition of an issuer will not necessarily require the sale of its securities from a Trust. However, the Sponsor may direct the disposition of Securities upon default in payment of amounts due on any Securities which is not promptly cured, institution of certain legal proceedings, default in payment of amounts due on other Treasury Securities, or decline in price or the occurrence of other market or credit factors that in the opinion of the Sponsor would make the retention of these Securities in any Trust detrimental to the interest of the Holders of that Trust. If a default in payment of amounts due on any Security occurs and if the Sponsor fails to give instructions to sell or hold the Security the Indenture provides that the Trustee, within 30 days of that failure by the Sponsor, may sell the Security (Sections 3.07 and 3.10).

REPORTS TO HOLDERS

     The Trustee will furnish Holders of record with each distribution a statement of the amounts of interest and other receipts which are being distributed, expressed in each case as a dollar amount per Unit. After the end of each calendar year (usually within twenty to sixty days), the Trustee will furnish to Holders of record a statement (i) summarizing transactions for the year in the Income, Capital and Reserve Accounts of the Trust, (ii) indentifying Securities sold and purchased during the year and listing Securities held and the number of Units oustanding at the end of the year by the Trust, (iii) stating the Trust's Redemption Price per Unit based upon the computation thereof made at the end of that year and (iv) specifying the amounts distributed during that year from the Trust's Income and Capital Accounts (Section 3.06). The accounts of each Trust shall be audited at least annually by independent certified public accountants designated by the Sponsor, and the report of the accountants shall be furnished by the Trustee to Holders upon request (Section 8.01[e]).

     In order to enable them to comply with Federal and state tax reporting requirements, Holders will be furnished upon request to the Trustee with evaluations of Securities furnished to it by the Evaluator (Section 4.02).

UNCERTIFICATED UNITS

     All Holders are required to hold their Units in uncertificated form. The Trustee will credit a Holder's account with the number of Units held by the Holder. This relieves the Holder of the responsibility of safekeeping of certificates and the need to deliver certificates upon sale or redemption of Units. Units are transferable by the Trustee, with a payment of $2.00 if required by the Trustee (or such other amount as may be specified by the Trustee and approved by the Sponsor) for each transfer and any sums payable for taxes or other governmental charges imposed upon these transactions and compliance with the formalities necessary to redeem Units (Section 6.02).

AMENDMENT AND TERMINATION

     The Sponsor and Trustee may amend the Indenture without the consent of Holders (a) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, (b) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency, or (c) to make any other provisions which do not adversely affect the interest of the Holders (as determined in good faith by the Sponsor). The Indenture may also be amended in any respect by the Sponsor and Trustee, or any of the provisions thereof may be waived, with the consent of the Holders of 51% of the Units then outstanding, provided that none of these amendments or waivers will reduce the interest in any Trust of any Holder without the consent of the Holder or reduce the percentage of Units required to consent to any of these amendments or waivers without the consent of all Holders (Section 10.01).

     The Indenture will terminate upon the earlier of the disposition of the last Security held thereunder or the mandatory termination date. The Indenture as to any Trust may be terminated at any time by written instrument executed by the Sponsor and consented to by Holders of 51% of the Units (Sections 8.01[g] and 9.01). The Trustee will deliver written notice of any termination to each Holder within a reasonable period of time prior to the termination, specifying the times at which the Holders may surrender their Certificates for cancellation. Within a reasonable period of time after the termination, the Trustee must sell all of the Securities then held and distribute to each Holder, upon surrender for cancellation of his Certificates, and after deductions for accrued but unpaid fees, taxes and governmental and other charges, the Holder's interest in the Income and Capital Accounts (Section 9.01). This distribution will normally be made by mailing a check in the amount of each Holder's interest in these accounts to the address of the Holder appearing on the record books of the Trustee.

RESIGNATION, REMOVAL AND LIMITATIONS ON LIABILITY

THE TRUSTEE

     The Trustee or any successor may resign upon notice to the Sponsor. The Trustee may be removed upon the direction of the Holders of 51% of the Units at any time or by the Sponsor without the consent of any of the Holders, if the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities or if for any reason the Sponsor determines in good faith that the replacement of the Trustee is in the best interests of the Holders. The resignation or removal shall become effective upon the acceptance of appointment by the successor. In case of resignation or removal the Sponsor is to use its best efforts to appoint a successor promptly and if upon resignation of the Trustee no successor has accepted appointment within thirty days after notification, the Trustee may apply to a court of competent jurisdiction for the appointment of a successor (Section 8.06). The Trustee shall be under no liability for any action taken in good faith in reliance on prima facie properly executed documents or for the disposition of monies or Securities, nor shall it be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Security. This provision, however, shall not protect the Trustee in cases of wilful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties. In the event of the failure of the Sponsor to act, the Trustee may act under the Indenture and shall not be liable for any of these actions taken in good faith. The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee (Sections 3.07, 3.10, 8.01 and 8.05).

THE EVALUATOR

     The Evaluator may resign or may be removed, effective upon the acceptance of appointment by its successor, by the Sponsor, who is to use its best efforts to appoint a successor promptly. If upon resignation of the Evaluator no successor has accepted appointment within thirty days after notification, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor (Section 4.40). Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it; provided, however, that the Evaluator shall be under no liability to the Trustee, the Sponsor or the Holders for errors in judgment. This provision, however, shall not protect the Evaluator in cases of wilful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties (Section 4.03). The Trustee, the Sponsor and the Holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof.

THE SPONSOR

     If the Sponsor fails to perform its duties or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and as may not exceed amounts prescribed by the Securities and Exchange Commission, or (b) terminate the Indenture and liquidate the Trusts or (c) continue to act as Trustee without terminating the Indenture (Section 8.01[f]). The Sponsor shall be under no liability to the Trusts or to the Holders for taking any action or for refraining from the taking any action in good faith or for errors in judgment and shall not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Security. This provision, however, shall not protect the Sponsor in cases of wilful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties (Section 7.02). The Sponsor may transfer all or substantially all of its assets to a corporation or partnership which carries on its business and duly assumes all of its obligations under the Indenture and in that event shall be relieved of all futher liability under the Indenture (Section 7.01)

MISCELLANEOUS

TRUSTEE

     The Trustee of the Fund is The Bank of New York, a New York banking corporation with its Unit Investment Trust Department address at P.O. Box 974, Wall Street Station, New York, New York 10268-0974 (which is subject to supervision by the New York Superintendent of Banks, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System). The Bank of New York was appointed successor Trustee effective February 28, 1995.

LEGAL OPINION

     The legality of the Units has been passed upon by Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsor.

AUDITORS

     The financial statements, including the Portfolios of the Trusts, included herein have been audited by Deloitte & Touche LLP, independent accountants, as stated in their opinion appearing herein and have been so included in reliance upon that opinion given on the authority of that firm as experts in accounting and auditing.

SPONSOR

     The Sponsor is a Delaware corporation and is engaged in the underwriting, securities and commodities brokerage business, and is a member of the New York Stock Exchange, Inc., other major securities exchanges and commodity exchanges, and the National Association of Securities Dealers, Inc. The Sponsor and Merrill Lynch Asset Management, Inc., a Delaware corporation and subsidiary of Merrill Lynch & Co., Inc., the parent of the Sponsor, are engaged in the investment advisory business. The Sponsor has acted as sponsor of a number of series of unit investment trusts. The Sponsor has acted as principal underwriter and managing underwriter of other investment companies. The Sponsor, in addition to participating as a member of various selling groups or as an agent of other investment companies, executes orders on behalf of investment companies for the purchase and sale of securities of these companies and sells securities to these companies in its capacity as a broker or dealer in securities.

                             DEFINED ASSET FUNDSSM
                               PROSPECTUS--PART B
                       GOVERNNMENT SECURITIES INCOME FUND
                    CORPORATE INCOME FUND FIRST GNMA SERIES

   THIS PART B OF THE PROSPECTUS MAY NOT BE DISTRIBUTED UNLESS ACCOMPANIED OR
                              PRECEDED BY PART A.
             FURTHER NFORMATION REGARDING THE FUND MAY BE OBTAINED
     WITHIN FIVE DAYS BY WRITING OR CALLING THE TRUSTEE, AT THE ADDRESS AND
        TELEPHONE NUMBER SET FORTH ON THE BACK COVER OF THIS PROSPECTUS.

                                     Index


                                                          PAGE
                                                        ---------
Fund Description......................................          1
Risk Factors..........................................          2
How to Buy Units......................................          4
How to Sell Units.....................................          5
Income and Distributions..............................          6
Fund Expenses.........................................          8

                                                          PAGE
                                                        ---------
Taxes.................................................          8
Records & Reports.....................................         12
Trust Indenture.......................................         12
Miscellaneous.........................................         13
Supplemental Information..............................         15
Secondary Market Sales................................        A-1

FUND DESCRIPTION

PORTFOLIO SELECTION

     Professional buyers and research analysts for Defined Asset Funds, with access to extensive research, selected the Securities for the Portfolio after considering the Fund's investment objectives as well as the availability of the Securities, the price of the Securities compared to similar securities and the extent to which they were trading at discounts or premiums to par, and the maturities of the Securities. Only issues meeting these stringent criteria of the Defined Asset Funds team of dedicated research analysts are included in the Portfolio. No leverage or borrowing is used nor does the Portfolio contain other kinds of securities to enhance yield. A summary of the Securities in the Portfolio appears in Part A of the Prospectus.

     Because each Defined Asset Fund is a preselected portfolio of securities, you know the terms of the Securities before you invest. Of course, the Portfolio will change somewhat over time, as Securities mature, are redeemed or are sold to meet Unit redemptions or in other limited circumstances. Because the Portfolio is not actively managed and principal is returned as the Securities are disposed of, this principal should be relatively unaffected by changes in interest rates.

     GNMA Series and Freddie Mac Series. Ginnie Maes are mortgage-backed Securities issued by the Government National Mortgage Association (GNMA), which is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. The Ginnie Maes are of the 'modified pass-through' type, the terms of which provide for timely monthly payments by the issuers to the registered holders (including the Fund) of their pro rata shares of the scheduled principal payments on account of the mortgages backing these Ginnie Maes, plus any prepayments of principal of such mortgages received, and interest on the aggregate unpaid principal balance of these Ginnie Maes. Ginnie Maes are guaranteed by GNMA as to timely payment of principal and interest. The full faith and credit of the United States is pledged to the payment of all amounts which may be required to be paid under the guaranty. The GNMA guaranty relates only to payment of principal of and interest on the Ginnie Maes in the Portfolio and not to the Units of the Fund. All mortgages in the pools backing the Ginnie Maes contained in the Portfolio are mortgages on 1-to 4-family dwellings (amortizing over a period of up to 30 years). In general, the mortgages in these pools provide for equal monthly payments over the life of the mortgage (aside from prepayments), designed to repay the principal of the mortgage over this period, together with interest at a fixed rate on the unpaid balance.

     Freddie Macs are mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation (FHLMC), which is a corporate instrumentality of the United States, established primarily to increase the availability of mortgage credit for the financing of urgently needed housing. The common stock of FHLMC is owned by the Federal Home Loan Banks. FHLMC Mortgage Participation Certificates (PCs) of the type held by the Portfolios represent an undivided interest in a group of mortgages purchased by FHLMC. The underlying mortgage loans are fixed-rate mortgages with original terms to maturity of about 15 years, most of which are secured by first liens on 1-to 4-family dwellings. FHLMC guarantees the timely payment of interest, the amount of principal due to be paid on the underlying mortgage and the ultimate collection of all principal. The FHLMC PCs are not guaranteed by the United States or by any Federal Home Loan Bank, and they are not backed by the full faith and credit of the United States.

PORTFOLIO SUPERVISION

     The Fund follows a buy and hold investment strategy in contrast to the frequent portfolio changes of a managed fund based on economic, financial and market analyses. Experienced financial analysts regularly review the Portfolio and a Security may be sold in certain circumstances including the occurrence of a default in payment on the Security, institution of certain legal proceedings, if the Security becomes inconsistent with the Fund's investment objectives, a decline in the price of the Security or the occurrence of other market or credit factors that, in the opinion of Defined Asset Funds research analysts, makes retention of the Security detrimental to the interests of investors.

     The Sponsors and the Trustee are not liable for any default or defect in a Security. If a contract to purchase any Security fails, the Sponsors may generally deposit a replacement security so long as it is a security issued by the same issuer as that of the failed Security and has a fixed maturity date substantially similar to the failed Security. A replacement security must be deposited within 110 days after deposit of the failed contract, at a cost that does not exceed the funds reserved for purchasing the failed Security and at a yield to maturity and current return substantially equivalent (considering then current market conditions and relative creditworthiness) to those of the failed Security, as of the date the failed contract was deposited.

RISK FACTORS

     An investment in the Fund entails certain risks, including the risk that the value of your investment will decline with increases in interest rates. Generally speaking, securities with longer maturities will fluctuate in value more than securities with shorter maturities. In recent years there have been wide fluctuations in interest rates and in the value of fixed-rate bonds generally. The Sponsors cannot predict the direction or scope of any future fluctuations.

     Certain of the Securities may have been deposited at a market discount or premium principally because their interest rates are lower or higher than prevailing rates on comparable debt securities. The current returns of market discount securities are lower than comparably rated securities selling at par because discount securities tend to increase in market value as they approach maturity. The current returns of market premium securities are higher than comparably rated securities selling at par because premium securities tend to decrease in market value as they approach maturity. Because part of the purchase price is returned through current income payments and not at maturity, an early redemption at par of a premium security will result in a reduction in yield to the Fund. Market premium or discount attributable to interest rate changes does not indicate market confidence or lack of confidence in the issue.

     U.S. Treasury Series. U.S. Treasury obligations, though backed by the full faith and credit of the United States, are subject to changes in market value when interest rates fluctuate. 'Laddered' Series seeks to protect against declining interest rates by investing a portion of the Portfolio in longer-term Securities, while if interest rates rise investors will be able to reinvest the proceeds of principal as it is returned in higher yielding obligations. It is anticipated that equal portions of principal invested will be returned annually as Securities mature.

     Treasury 'Zero' Series. The value of Stripped Treasury Securities, and therefore of the Units of these Series, may be subject to greater fluctuations in response to changing interest rates than in a fund consisting of debt obligations with comparable maturities that pay interest currently. This risk is greater when the period to maturity is longer. Furthermore, the stripping of the interest coupons will cause the Units and therefore the investor's pro rata portion of each Stripped Treasury Security to be purchased at a deep discount. The Stripped

Treasury Securities do not make any periodic payments of interest. Accordingly, Funds holding primarily Stripped Treasury Securities are not a suitable investment for persons seeking current cash distributions.

     GNMA Series and Freddie Mac Series. Ginnie Maes and FHLMC PCs purchased at a market discount will increase in value faster than Ginnie Maes and FHLMC PCs purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of these Securities purchased at a market discount will decrease faster than those purchased at a premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium Securities and the prepayment benefit for lower yielding, discount Securities will be reduced. The potential for appreciation on the Securities, which could otherwise be expected to result from a decline in interest rates, may tend to be limited by any increased prepayments by mortgagors as interest rates decline. In addition, prepayments of principal on Ginnie Maes and FHLMC PCs purchased at a premium over par will result in some loss on investment while prepayments on Ginnie Maes and FHLMC PCs purchased at a discount from par will result in some gain on investment. The Securities in the Portfolio, though backed by GNMA or FHLMC, are subject to changes in market value when interest rates fluctuate.

LITIGATION AND LEGISLATION

     The Sponsors do not know of any pending litigation as of the date of this Prospectus which might reasonably be expected to have a material adverse effect upon the Fund. At any time after the initial date of deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted, affecting the Securities in the Fund.

PAYMENT OF THE SECURITIES AND LIFE OF THE FUND

     The size and composition of the Fund will be affected by the level of redemptions of Units that may occur from time to time. Principally, this will depend upon the number of investors seeking to sell or redeem their Units and whether or not the Sponsors are able to sell the Units acquired by them in the secondary market. As a result, Units offered in the secondary market may not represent the same face amount of Securities as on the initial date of deposit. Factors that the Sponsors will consider in determining whether or not to sell Units acquired in the secondary market include the size of the Fund relative to its original size, the ratio of Fund expenses to income, the Fund's current and long-term returns, the degree to which Units may be selling at a premium over par and the cost of maintaining a current prospectus for the Fund. These factors may also lead the Sponsors to seek to terminate the Fund earlier than its mandatory termination date.

     GNMA Series and Freddie Mac Series. Monthly payments and prepayments of principal are made to the Fund in respect of the mortgages underlying the Securities. All of the mortgages in the pools relating to the Securities are subject to prepayment without any significant premium or penalty at the option of the mortgagors (i.e., the homeowners). While the mortgages on 1-to 4-family dwellings underlying the Ginnie Maes are amortized over a period of up to 30 years and those underlying the FHLMC PCs are amortized over a period of up to 15 years, it has been the experience of the mortgage industry that the average life of comparable mortgages, owing to prepayments, is much less, perhaps as little as nine and 6 years, respectively. Generally speaking, a number of factors, including mortgage market interest rates and homeowners mobility, will affect the average life of the Ginnie Maes and FHLMC PSc. Changes in prepayment patterns which are influenced by changes in housing cycles and mortgage refinancing could influence yield assumptions used in pricing the securities.

     While the value of these mortgage backed securities generally fluctuates inversely with changes in interest rates, it should be noted that their potential for appreciation, which could otherwise be expected to result from a decline in interest rates, may tend to be limited by any increased prepayments by mortgagors as interest rates decline. Accordingly, the termination of the Fund might be accelerated as a result of prepayments made as described above.

     Early termination of a Fund or early payments of principal may have important consequences to the investor; e.g., to the extent that Units were purchased with a view to an investment of longer duration, the overall investment program of the investor may require readjustment; or the overall return on investment may be less or greater than anticipated, depending in part on whether the purchase price paid for Units represented the payment of an overall premium or a discount, respectively, above or below the stated principal amounts of the underlying mortgages.

FUND TERMINATION

     The Fund will be terminated no later than the mandatory termination date specified in Part A of the Prospectus. It will terminate earlier upon the disposition of the last Security or upon the consent of investors holding 51% of the Units. The Fund may also be terminated earlier by the Sponsors once the total assets of the Fund have fallen below the minimum value specified in Part A of the Prospectus. A decision by the Sponsors to terminate the Fund early will be based on factors similar to those considered by the Sponsors in determining whether to continue the sale of Units in the secondary market.

     Notice of impending termination will be provided to investors and thereafter Units will no longer be redeemable. On or shortly before termination, the Fund will seek to dispose of any Securities remaining in the Portfolio although any Security unable to be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final disposition. A proportional share of the expenses associated with termination, including brokerage costs in disposing of Securities, will be borne by investors remaining at that time. This may have the effect of reducing the amount of proceeds those investors are to receive in any final distribution.

HOW TO BUY UNITS

PUBLIC OFFERING PRICE

     Units are available from any of the Sponsors at the Public Offering Price plus accrued interest on the Units. The Public Offering Price varies each Business Day with changes in the value of the Portfolio and other assets and liabilities of the Fund. In the secondary market (after the initial offering period), the Public Offering Price is based on the bid side evaluation of the Securities, and includes a sales charge based on the number of Units of the Fund purchased in the secondary market on the same day by a single purchaser (see Secondary Market sales charge schedule in Appendix A). Purchases in the secondary market of one or more Series sponsored by the Sponsors that have the same rates of sales charge may be aggregated.

     To qualify for a reduced sales charge, the dealer must confirm that the sale is to a single purchaser or is purchased for its own account and not for distribution. For these purposes, Units held in the name of the purchaser's spouse or child under 21 years of age are deemed to be purchased by a single purchaser. A trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account is also considered a single purchaser. This procedure may be amended or terminated at any time without notice.

     Employees of certain Sponsors and Sponsor affiliates and non-employee directors of Merrill Lynch & Co. Inc. may purchase Units at any time at prices including a sales charge of not less than $5 per Unit or per 1,000 Units, as applicable.

     Net accrued interest is added to the Public Offering Price, the Sponsors' Repurchase Price and the Redemption Price per Unit. This represents the interest accrued on the Securities, net of Fund expenses, from the initial date of deposit to, but not including, the settlement date for Units (less any prior distributions of interest income to investors).

EVALUATIONS

     Evaluations are determined by the independent Evaluator on each Business Day. This excludes Saturdays, Sundays and the following holidays as observed by the New York Stock Exchange: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and the following Federal holidays: Martin Luther King's Birthday, Columbus Day and Veterans Day. Securities evaluations are generally determined on the basis of current bid or offer prices for the Securities or comparable securities or by appraisal or by any combination of these methods. Under current market conditions the bid prices for Treasury obligations of the type deposited in the Portfolio are expected to be approximately .10% less than the offer price. The bid price for the Ginnie Maes and Freddie Mac PCs of the type deposited in the Portfolio are expected to be 1/4 to 1/2 of 1% less than the offer price. Neither the Sponsors, the Trustee or the Evaluator will be liable for errors in the Evaluator's judgment. The fees of the Evaluator will be borne by the Fund.

CERTIFICATES

     Certificates for Units are issued upon request and may be transferred by paying any taxes or governmental charges and by complying with the requirements for redeeming Certificates (see How To Sell Units--Trustee's Redemption of Units). Certain Sponsors collect additional charges for registering and shipping Certificates to purchasers. Lost or mutilated Certificates can be replaced upon delivery of satisfactory indemnity and payment of costs.

HOW TO SELL UNITS

SPONSORS' MARKET FOR UNITS

     You can sell your Units at any time without a fee. The Sponsors (although not obligated to do so) will normally buy any Units offered for sale at the repurchase price next computed after receipt of the order. The Sponsors have maintained secondary markets in Defined Asset Funds for over 20 years. Primarily because of the sales charge and fluctuations in the market value of the Securities, the sale price may be less than the cost of your Units. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices for Units.

     The Sponsors may discontinue this market without prior notice if the supply of Units exceeds demand or for other business reasons; in that event, the Sponsors may still purchase Units at the redemption price as a service to investors. The Sponsors may reoffer or redeem Units repurchased.

TRUSTEE'S REDEMPTION OF UNITS

     You may redeem your Units by sending the Trustee a redemption request together with any certificates you hold. Certificates must be properly endorsed or accompanied by a written transfer instrument with signatures guaranteed by an eligible institution. In certain instances, additional documents may be required such as a certificate of death, trust instrument, certificate of corporate authority or appointment as executor, administrator or guardian. If the Sponsors are maintaining a market for Units, they will purchase any Units tendered at the repurchase price described above. The Fund has no back-end load or 12b-1 fees, so there is never a fee for cashing in your investment. If they do not purchase Units tendered, the Trustee is authorized in its discretion to sell Units in the over-the-counter market if it believes it will obtain a higher net price for the redeeming investor.

     By the seventh calendar day after tender you will be mailed an amount equal to the Redemption Price per Unit. Because of market movements or changes in the Portfolio, this price may be more or less than the cost of your Units. The Redemption Price per Unit is computed each Business Day by adding the value of the Securities, net accrued interest, cash and the value of any other Fund assets; deducting unpaid taxes or other governmental charges, accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to redeem Units or for distribution to investors and the value of any other Fund liabilities; and dividing the result by the number of outstanding Units. Securities are evaluated on the offer side during the initial offering period and on the bid side thereafter.

     If cash is not available in the Fund's Income and Capital Accounts to pay redemptions, the Trustee may sell Securities selected by the Agent for the Sponsors, based on market and credit factors determined to be in the best interest of the Fund. These sales are often made at times when the Securities would not otherwise be sold and may result in lower prices than might be realized otherwise and will also reduce the size and diversity of the Fund.

     Redemptions may be suspended or payment postponed if the New York Stock Exchange is closed other than for customary weekend and holiday closings, if the SEC determines that trading on that Exchange is restricted or that an emergency exists making disposal or evaluation of the Securities not reasonably practicable, or for any other period permitted by the SEC.

     Monthly Payment U.S. Treasury Series. You may request distribution in kind from the Trustee instead of cash redemption, provided that you are tendering Units with a value of at least $50,000. By the seventh calendar day after tender, an amount and value of Securities per Unit, together with a pro rata portion of the cash balance in the Fund, equal to the Redemption Price per Unit, will be paid over to the Trustee, as distribution agent, and either held for your account or disposed of in accordance with your instructions. Any brokerage commissions on sales of Securities in connection with in-kind redemptions will be borne by you. The Sponsors may modify or terminate this redemption in kind option at any time without notice to investors.

REDEMPTION BY CHECK

     Investors in some Funds (identified in Part A of the Prospectus) who have submitted a properly completed application form and who have elected, by surrendering any Certificates with this application, to hold their Units in uncertificated form are entitled to receive upon request without charge checks which will be drawn upon a special account of the Fund with The Chase Manhattan Bank, N.A. (the 'Bank'). This election, however, does not create a checking or other bank account relationship between an investor and the Bank. Checks may be made payable to the order of any person in amounts of $500 or more. When a check is presented to the Bank for payment, this shall be treated as a tender for redemption of a sufficient number of Units to cover the amount of the check. So long as the Sponsors are maintaining a market at prices in excess of the Redemption Price per Unit, the Sponsors will repurchase any of the Units that are tendered at a price computed as set forth under Market for Units. If the Sponsors are no longer maintaining such a market, Units tendered for redemption by check will be redeemed at their Redemption Price per Unit, based on the lower bid side evaluation of the Securities. Units may not be tendered by check within 15 days following their date of purchase.

     Investors who choose to utilize the Fund's check writing service are subject to the procedures, rules and regulations of the Bank governing checking accounts and redemptions by draft.

     The Bank will not honor checks for amounts exceeding the value of the investor's Units at the time the check is presented to the Bank for payment. If insufficient Units are in the account, the check will be returned marked 'insufficient funds'. Since the dollar value of the Units may change daily, the total value of the account may not be determined in advance and, accordingly, the account may not be entirely redeemed by check. For the same reason, even checks written for amounts less than the present value of an investor's account may be dishonored if the value of the Units in the account declines between the time when the check is written and the time when it is presented for payment. The Bank will not honor checks personally presented for payment at any office of the Bank. This checking service may be terminated or modified at any time by the Bank upon prior notice to the investors.

INCOME, DISTRIBUTIONS AND REINVESTMENT

INCOME

     Interest received is credited to an Income Account and other receipts to a Capital Account. A Reserve Account may be created by withdrawing from the Income and Capital Accounts amounts considered appropriate by the Trustee to reserve for any material amount that may be payable out of the Fund.

DISTRIBUTIONS

     Each Unit receives an equal share of any distributions of interest income net of estimated expenses. Along with the income distributions, the Trustee will distribute the investor's pro rata share of principal received from any disposition of a Security to the extent available for distribution. As each Security in the Portfolio matures, the balance in the Capital Account will be distributed on or about the second business day following the maturity date to investors of record on the business day immediately preceding the distribution day. Stripped ('Zero') Treasury Securities pay only at maturity.

     The estimated annual income per Unit, after deducting estimated annual Fund expenses, will change as Securities mature, are called or sold or otherwise disposed of, as prepayments occur on mortgages underlying any mortgage-backed Securities, as replacement obligations are deposited and as Fund expenses change. Because the Portfolio is not actively managed, income distributions will generally not be affected by changes in interest rates and the amount of income should be substantially maintained as long as the Portfolio remains unchanged; however, optional redemptions of Securities, prepayments on mortgage-backed Securities or other Portfolio changes may occur more frequently when interest rates decline, which would result in early returns of principal and possibly earlier termination of the Fund.

RETURN CALCULATIONS

     Estimated Current Return shows the estimated annual cash to be received from interest-bearing securities in the Portfolio (net of estimated annual expenses) divided by the Public Offering Price (including the maximum sales charge). Estimated Long Term Return is a measure of the estimated return over the estimatd life of the Fund. This represents an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual securities in the Portfolio, adjusted to reflect the maximum sales charge and estimated expenses. The average yield for the Portfolio is derived by weighting each security's yield by its market value and the time remaining to the call or maturity date, depending on how the security is priced. Unlike Estimated Current Return, Estimated Long Term Return takes into account maturities, discounts and premiums of the underlying securities.

     No return estimated can be predictive of your actual return because returns will vary with purchase price (including sales charges), how long units are held, changes in Portfolio composition, changes in interest income and changes in fees and expenses. Therefore, Estimated Current Return and Estimated Long Term Return are designed to be comparative rather than predictive. A yield calculation which is more comparable to an individual security may be higher or lower than Estimated Current Return or Estimated Long Term Return which are more comparable to return calculations used by other investment products.

     GNMA Series and Freddie Mac Series. The estimated long-term return figure is calculated using an estimated average life for the Securities. Estimated average life is an essential factor in the calculation of Estimated Long Term Return. When the Fund has a shorter average life than is estimated, Estimated Long Term Return will be higher if the Fund contains Securities priced at a discount and lower if the Securities are priced at premium. Conversely, when the Fund has a longer average life than is estimated, Estimated Long Term Return will be lower if the Securities are priced at a discount and higher if the Securities are priced at a premium. To calculate estimated average life an assumption of the present average age of available mortgage-backed Securities in the marketplace with the same coupon is made; the calculation of estimated average life is based upon actual recent prepayments, industry assumptions about prepayments and analysis of several factors including, among other things, the coupon, the housing environment, the present interest rate (no change in interest rate is assumed) and historical trends. For a more detailed explanation of the calculation of estimated average life, see Payment of the Securities and Life of the Fund--GNMA Series and Freddie Mac Series above.

REINVESTMENT --GNMA SERIES 1, 2, J, 1A, 1B, 1C, 1I, 1K, 1V-1Z

     Distributions will be paid in cash unless you elect to have your distributions reinvested in The GNMA Fund Investment Accumulation Program, Inc. The Program is an open-end management investment company whose primary investment objective is to obtain a high level of current income through investment in a portfolio of Ginnie Maes. Investors participating in the Program will be taxed on their reinvested distributions in the manner described in Taxes even though distributions are reinvested in the Program. For more complete information about the Program, including charges and expenses, return the enclosed form for a prospectus. Read it carefully before you decide to participate. Notice of election to participate must be received by the Trustee in writing at least ten days before the Record Day for the first distribution to which the notice is to apply.

REINVESTMENT --MONTHLY PAYMENT U.S. TREASURY SERIES 1-5, 18, GNMA SERIES 1R, 1S,
               1T, 1U; FREDDIE MAC SERIES 10-12

     Distributions on Units may be reinvested by participating in the Fund's reinvestment plan. Under the plan, the Units acquired for investors will be either Units already held in inventory by the Sponsors or new Units created by the Sponsors's deposit of additional Securities.

     Purchases made pursuant to the Reinvestment Plan will be made at a reduced sales charge. Unit prices are based on the bid side evaluation of the underlying Securities. Under the Reinvestment Plan, the Fund will pay the distributions to the Trustee which in turn will purchase for the Holder full and fractional Units of the Fund at the price determined as of the close of business on the distribution day and will add the Units to the Holder's account and send the Holder an account statement reflecting the reinvestment. The Sponsors reserve the right to amend, modify or terminate the reinvestment plan at any time without prior notice. Investors holding Units in 'street name' should contact their broker, dealer or financial institution if they wish to participate in the reinvestment plan.

     Monthly Payment Series 1 and 3. Only income distributions may be reinvested; principal distributions will be paid in cash. Units purchased by reinvestment of income distributions will be acquired at net asset value; no sale charge will be deducted.

FUND EXPENSES

     Estimated annual Fund expenses are listed in Part A of the Prospectus; if actual expenses exceed the estimate, the excess will be borne by the Fund. The Trustee's annual fee is payable in monthly installments. The Trustee also benefits when it holds cash for the Fund in non-interest bearing accounts. Possible additional charges include Trustee fees and expenses for maintaining the Fund's registration statement current with Federal and State authorities, extraordinary services, costs of indemnifying the Trustee and the Sponsors, costs of action taken to protect the Fund and other legal fees and expenses, Fund termination expenses and any governmental charges. The Trustee has a lien on Fund assets to secure reimbursement of these amounts and may sell Securities for this purpose if cash is not available. The Sponsors receive an annual fee of a maximum of $0.25 per $1,000 face amount to reimburse them for the cost of providing Portfolio supervisory services to the Fund. While the fee may exceed their costs of providing these services to the Fund, the total supervision fees from all Series of Government Securities Income Fund will not exceed their costs for these services to all of those Series during any calendar year. The Sponsors may also be reimbursed for their costs of providing bookkeeping and administrative services to the Fund, currently estimated at $0.10 per Unit or per 1,000 Units as applicable. The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

     All or some portion of the expenses incurred in establishing the Fund, including the cost of the initial preparation of documents relating to the Fund, Federal and State registration fees, the initial fees and expenses of the Trustee, legal expenses and any other out-of-pocket expenses will be paid by the Fund and amortized over five years. Any balance of the expenses incurred in establishing the Fund, as well as advertising and selling expenses will be paid from the Underwriting Account at no charge to the Fund. Sales charges on Defined Asset Funds range from under 1.0% to 5.5%. This may be less than you might pay to buy and hold a comparable managed fund. Defined Asset Funds can be a cost-effective way to purchase and hold investments. Annual operating expenses are generally lower than for managed funds. Because Defined Asset Funds have no management fees, limited transaction costs and no ongoing marketing expenses, operating expenses are generally less than 0.25% a year. When compounded annually, small differences in expense ratios can make a big difference in your investment results.

TAXES -- SECTION A: MONTHLY PAYMENT U.S. TREASURY SERIES 18; GNMA SERIES 1, 2,
         1R-1Z; FREDDIE MAC SERIES 10-12

TAXATION OF THE FUND

     The Fund intends to qualify for and elect the special tax treatment applicable to 'regulated investment companies' under Sections 851-855 of the Internal Revenue Code of 1986, as amended (the 'Code'). Qualification and election as a 'regulated investment company' involve no supervision of investment policy or management by any government agency. If the Fund qualifies as a 'regulated investment company' and distributes to investors 90% or more of its taxable income without regard to its net capital gain (net capital gain is defined as the excess of net long-term capital gain over short-term capital loss), it will not be subject to Federal income tax on the portion of its taxable income (including any net capital gain) it distributes to investors in a timely manner. In addition, the Fund will not be subject to the 4% excise tax on certain undistributed income of 'regulated investment companies' to the extent it distributes to investors in a timely manner at least 98% of its taxable income (including any net capital gain). It is anticipated that the Fund will not be subject to Federal income tax or the excise tax because the Indenture requires the distribution of the Fund's taxable income (including any net capital gain) in a timely manner. Although all or a portion of the Fund's taxable income (including any net capital gain) for a calendar year may be distributed shortly after the end of the calendar year, such a distribution will be treated for Federal income tax purposes as having been received by investors during the calendar year.

DISTRIBUTIONS

     Distributions to investors of the Fund's interest income, gain that is treated as ordinary income under the market discount rules, and any net short-term capital gain in any year will be taxable as ordinary income to investors to the extent of the Fund's taxable income (without regard to any net capital gain) for that year. Any excess will be treated as a return of capital and will reduce the investor's basis in his Units and, to the extent that they exceed his basis, will be treated as a gain from the sale of his Units as discussed below. It is anticipated that substantially all of the distributions of the Fund's interest income, ordinary gain and any net short-term capital gain will be taxable as ordinary income to investors.

     Distributions that are taxable as ordinary income to investors will constitute dividends for Federal income tax purposes but will not be eligible for the dividends-received deduction for corporations. Distributions of the Fund's net capital gain (designated as capital gain dividends by the Fund) will be taxable to investors as long-term capital gain, regardless of the time the Units have been held by an investor. An investor will recognize taxable gain or loss if the investor sells or redeems his Units. Any gain or loss arising from (or treated as arising from) the sale or redemption of Units will be capital gain or loss, except in the case of a dealer. Capital gains are currently taxed at the same rate as ordinary income. However, the excess of net long-term capital gains over net short-term capital losses may be taxed at a lower rate than ordinary income for certain noncorporate taxpayers. A capital gain or loss is long-term if the asset is held for more than one year and short-term if held for one year or less. However, any capital loss on the sale or redemption of a Unit that an investor has held for six months or less will be a long-term capital loss to the extent of any capital gain dividends previously distributed to the investor by the Fund. The deduction of capital losses is subject to limitations.

     Payments of principal on underlying mortgages or sales of Securities by the Fund (to meet redemptions or otherwise) may give rise to gain (including market discount) to the Fund. The amount of gain will be based upon the cost of the Security to the Fund and will be without regard to the value of the Security when a particular investor purchases his Units. Such gain must be distributed to Investors to avoid Federal income (or excise) taxation to the Fund. In the case of sales to meet redemptions, some or all of such gain must be so distributed to nonredeeming investors. Any such distribution will be taxable to investors as discussed above (i.e., as ordinary income or long-term capital gain), even if as to a particular investor the distribution economically represents a return of capital. Since such distributions do not reduce an investor's tax basis in his Units, an investor will have a corresponding capital loss (or a reduced amount of gain) on a subsequent sale or redemption of his Units.

     The Federal tax status of each year's distributions will be reported to investors and to the Internal Revenue Service. The foregoing discussion relates only to the Federal income tax status of the Fund and to the tax treatment of distributions by the Fund to U.S. investors. Investors who are not U.S. citizens or residents should be aware that distributions from the Fund generally will be subject to a withholding tax of 30%, or a lower treaty rate, and should consult their own tax advisers to determine whether investment in the Fund is appropriate. Distributions may also be subject to state and local taxation and investors should consult their own tax advisers in this regard.

     Investors will be taxed in the manner described above regardless of whether distributions from the Fund are actually received by the investor or are automatically reinvested (see Income, Distributions and Reinvestment-- Reinvestment above).

TAXES -- SECTION B: MONTHLY PAYMENT U.S. TREASURY SERIES 1-17, 19-23; U.S.
         TREASURY SERIES 7--LADDERED ZERO COUPONS; GNMA SERIES J, 1A, 1B, 1C, 1I, 1K

     The following discussion addresses only the tax consequences of Units held as capital assets and does not address the tax consequences of Units held by dealers, financial institutions or insurance companies.

     In the opinion of Davis Polk & Wardwell, special counsel for the Sponsors, under existing law:

        The Fund is not an association taxable as a corporation for federal income tax purposes. Each investor will be considered the owner of a pro rata portion of each Security in the Fund under the grantor trust rules of Sections 671-679 of the Internal Revenue Code of 1986, as amended (the 'Code'). The total cost to an investor of his Units, including sales charges, is allocated to his pro rata portion of each Security, in proportion to the fair market values thereof on the date the investor purchases his Units, in order to determine his tax basis for his pro rata portion of each Security.

        Each investor will be considered to have received the interest or accrued original issue discount on his pro rata portion of each Security when interest on the Security is received or original issue discount is accrued by the Fund. An individual investor who itemizes deductions may deduct his pro rata share of fees and other expenses of the Fund only to the extent that such amount together with the investor's other miscellaneous deductions exceeds 2% of his adjusted gross income.

        If an investor's tax basis for his pro rata portion of a Security exceeds the redemption price at maturity thereof (subject to certain adjustments), the investor will be considered to have purchased his pro rata portion of the Security at a 'bond premium'. The investor may elect to amortize the bond premium prior to the maturity of the Security. The amount amortized in any year should be applied to offset the investor's interest from the Security and will result in a reduction of basis for his pro rata portion of the Security.

        An investor will recognize taxable gain or loss when all or part of his pro rata portion of a Security is disposed of by the Fund or when he sells or redeems all or some of his Units. Any such taxable gain or loss will be capital gain or loss, except that any gain from the disposition of an investor's pro rata portion of a Security acquired by the investor at a 'market discount' (i.e., where the investor's tax basis for his pro rata portion of the Security (which includes any original issue discount which will accrue thereon) is less than its stated redemption price at maturity) will be treated as ordinary income to the extent the gain does not exceed the accrued market discount.

        Under the income tax laws of the State and City of New York, the Fund is not an association taxable as a corporation and income received by the Fund will be treated as income of the investors.

        Notwithstanding the foregoing, an investor who is a non-resident alien individual or a foreign corporation (a 'Foreign Investor') will generally not be subject to U.S. federal income taxes, including withholding taxes, on the interest income (including any original issue discount) on, or any gain from the sale or other disposition of, his pro rata portion of any Security provided that (i) the interest income or gain is not effectively connected with the conduct by the Foreign Investor of a trade or business within the United States, (ii) if the interest is United States source income (which is the case for most Securities issued by United States issuers), the Security is issued after July 18, 1984 and the Foreign Investor does not own, actually or constructively, 10% or more of the total combined voting power of all classes of voting stock of the issuer of the Security and is not a controlled foreign corporation related (within the meaning of Section 864(d)(4) of the Code) to the issuer of the Security,
     (iii) with respect to any gain, the Foreign Investor (if an individual) is not present in the United States for 183 days or more during the taxable year and (iv) the Foreign Investor provides the required certification of his status and of certain other matters. Withholding agents will file with the Internal Revenue Service foreign person information returns with respect to such interest payments accompanied by such certifications. Foreign Investors should consult their own tax advisers with respect to United States federal income tax consequences of ownership of Units.

                                 *     *     *

     After the end of each calendar year, the Trustee will furnish to each investor an annual statement containing information relating to the interest received by the Fund on the Securities, the gross proceeds received by the Fund from the disposition of any Security (resulting from redemption or payment at maturity of any Security or the sale by the Fund of any Security), and the fees and expenses paid by the Fund. The Trustee will also furnish annual information returns to each investor and to the Internal Revenue Service. Investors may request from the Trustee evaluations of the Securities that were furnished by the Evaluator.

Monthly Payment U.S. Treasury Series (except Series 18) and U.S. Treasury Series 7--Laddered Zero Coupons:

     The Sponsors believe that investors who are individuals will not be subject to any state or local personal income taxes on the interest received by the Fund and distributed to them. However, investors (including individuals) may be subject to state and local taxes on any capital gains (or market discount treated as ordinary income) derived from the Fund and to other state and local taxes (including corporate income or franchise taxes, personal property or intangibles taxes, and estate or inheritance taxes) on their Units or the income derived therefrom. In addition, individual investors (and any other investors which are not subject to state and local taxes on the interest income derived from the Fund) will probably not be entitled to a deduction for state and local tax purposes for their share of the fees and expenses paid by the Fund, for any amortized bond premium or for any interest on indebtedness incurred to purchase or carry their Units. Therefore, even though the Sponsors believe that interest income from the Fund is exempt from state and local personal income taxes in all states, investors should consult their own tax advisers with respect to state and local taxation.

     A distribution to an investor of Securities upon redemption of Units will not be a taxable event to the investor or to nonredeeming investors. The redeeming investor's basis for the Securities will be equal to the basis for the Securities (previously represented by his Units) prior to the redemption, and his holding period for the Securities will include the period during which he held his Units. However, the investor will recognize taxable gain or loss when he sells the Securities so distributed.

     For GNMA Series J, 1A, 1B, 1C, 1I, 1K, an investor may also recognize ordinary gain or loss as a result of principal payments received on underlying mortgages issued by natural persons. In addition, any gain recognized by an investor on the disposition of his pro rata portion of a Ginnie Mae will constitute ordinary income (which will be treated as interest income for most purposes) to the extent it does not exceed the accrued market discount on the Ginnie Mae attributable to underlying mortgages.

     For Freddie Mac Series, the information statement relating to Freddie Mac PCs indicates that the mortgages underlying the Freddie Mac PCs may be subject to rules for obligations originally issued at a discount or to rules for stripped bonds and coupons under Section 1286 of the Code. Investors are urged to consult their tax advisers with respect to the application of these rules to an investment in Units. Investors may also recognize ordinary gain or loss as a result of principal payments received on underlying mortgages issued by natural persons.

     For U.S. Treasury Series 7--Laddered Zero Coupons, the Fund consists primarily of Stripped Treasury Securities. An investor is required to treat its pro rata portion of each Stripped Treasury Security as a bond that was originally issued on the date the investor purchased Units and at an original issue discount equal to the excess of the investor's pro rata portion of the amount payable on such Stripped Treasury Security over the Stripped Treasury Security's ratable share of the original bond's purchase price determined on the basis of the respective fair market values of the stripped bond and the stripped coupon. An investor in a pro rata portion of a Stripped Treasury Security is required to include in income annually a portion of such original issue discount determined under a formula which takes into account the compounding of interest. Because of the original issue discount rules, investors will be required for Federal income tax purposes to include amounts in ordinary gross income in advance of the receipt of the cash attributable to such income. The inclusion of original issue discount in gross income for Federal income tax purposes may differ from the accrual for financial accounting purposes to the extent that generally accepted accounting principles permit or require the inclusion of interest on the basis of a compounding period other than a semi-annual period. Therefore, purchase of Units may be appropriate only for Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans or for investors who can have taxable income attributed to them in advance of the receipt of the cash attributable to such income and prior to the time that such income is earned. Purchasers of Units should consult their own advisers as to the tax treatment of original issue discount with respect to their particular circumstances, including the application of state and local laws, in order to determine whether an investment in the Fund would be appropriate for them.

                                     * * *

     For GNMA Series 1A, 1B, 1C, 1I, 1K, the Sponsors believe that the mortgages underlying the Ginnie Maes originated after July 18, 1984. In the case of Monthly Payment U.S. Treasury Series (except Series 1 and 18) and U.S. Treasury Series 7--Laddered Zero Coupons, the Sponsors believe that the U.S. Treasury Securities, the interest on which is United States source income (which is the case for most Securities issued by United States issuers) were issued after July 18, 1984. To the best knowledge of the Sponsors, interest on any Security issued by a non-United States issuer is not subject to any foreign withholding taxes under current law.

RETIREMENT PLANS

     Certain Series of Government Securities Income Fund may be well suited for purchase by Individual Retirement Accounts ('IRAs'), Keogh plans, pension funds and other qualified retirement plans, certain of which are briefly described below. Generally, capital gains and income received in each of the foregoing plans are exempt from Federal taxation. All distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special 5 or 10 year averaging or tax-deferred rollover treatment. Investors in IRAs, Keogh plans and other tax-deferred retirement plans should consult their plan custodian as to the appropriate disposition of distributions. Investors considering participation in any of these plans should review specific tax laws related thereto and should consult their attorneys or tax advisors with respect to the establishment and maintenance of any of these plans. These plans are offered by brokerage firms, including the Sponsor of this Fund, and other financial institutions. Fees and charges with respect to such plans may vary.

Retirement Plans for the Self-Employed--Keogh Plans. Units of the Fund may be purchased by retirement plans established for self-employed individuals, partnerships or unincorporated companies ('Keogh plans'). The assets of a Keogh plan must be held in a qualified trust or other arrangement which meets the requirements of the Code. Keogh plan participants may also establish separate IRAs (see below) to which they may contribute up to an additional $2,000 per year ($2,250 in a spousal account).

     Individual Retirement Account--IRA. Any individual can make use of a qualified IRA arrangement for the purchase of Units of the Fund. Any individual (including one covered by an employer retirement plan) can make a contribution in an IRA equal to the lesser of $2,000 ($2,250 in a spousal account) or 100% of earned income; such investment must be made in cash. However, the deductible amount an individual may contribute will be reduced if the individual's adjusted gross income exceeds $25,000 (in the case of a single individual), $40,000 (in the case of married individuals filing a joint return) or $200 (in the case of a married individual filling a separate return). Certain transactions which are prohibited under Section 408 of the Code will cause all or a portion of the amount in an IRA to be deemed to be distributed and subject to tax at that time. Unless nondeductible contributions were made in 1987 or a later year, all distributions from an IRA will be treated as ordinary income but generally are eligible for tax-deferred rollover treatment. Taxable distributions made before attainment of age 59 1/2, except in the case of the participant's death or disability or where the amount distributed is part of a series of substantially equal periodic (at least annual) payments that are to be made over the life expectancies of the participant and his or her beneficiary, are generally subject to a surtax in an amount equal to 10% of the distribution.

     Corporate Pension and Profit-Sharing Plans. A pension or profit-sharing plan for employees of a corporation may purchase Units of the Fund.

RECORDS AND REPORTS

     The Trustee keeps a register of the names, addresses and holdings of all investors. The Trustee also keeps records of the transactions of the Fund, including a current list of the Securities and a copy of the Indenture, and supplemental information on the operations of the Fund and the risks associated with the Securities held by the Fund, which may be inspected by investors at reasonable times during business hours.

     With each distribution, the Trustee includes a statement of the interest and any other receipts being distributed. Within five days after deposit of Securities in exchange or substitution for Securities (or contracts) previously deposited, the Trustee will send a notice to each investor, identifying both the Securities removed and the replacement Securities deposited. The Trustee sends each investor of record an annual report summarizing transactions in the Fund's accounts and amounts distributed during the year and Securities held, the number of Units outstanding and the Redemption Price at year end, the interest received by the Fund on the Securities, the gross proceeds received by the Fund from the disposition of any Security (resulting from redemption or payment at maturity or sale of any Security), and the fees and expenses paid by the Fund, among other matters. The Trustee will also furnish annual information returns to each investor. Investors may obtain copies of Security evaluations from the Trustee to enable them to comply with federal and state tax reporting requirements. Fund accounts are audited annually by independent accountants selected by the Sponsors. Audited financial statements are available from the Trustee on request.

TRUST INDENTURE

     The Fund is a 'unit investment trust' created under New York law by a Trust Indenture among the Sponsors, the Trustee and the Evaluator. This Prospectus summarizes various provisions of the Indenture, but each statement is qualified in its entirety by reference to the Indenture.

     The Indenture may be amended by the Sponsors and the Trustee without consent by investors to cure ambiguities or to correct or supplement any defective or inconsistent provision, to make any amendment required by the SEC or other governmental agency or to make any other change not materially adverse to the interest of investors (as determined in good faith by the Sponsors). The Indenture may also generally be amended upon consent of investors holding 51% of the Units. No amendment may reduce the interest of any investor in the Fund without the investor's consent or reduce the percentage of Units required to consent to any amendment without unanimous consent of investors. Investors will be notified on the substance of any amendment.

     The Trustee may resign upon notice to the Sponsors. It may be removed by investors holding 51% of the Units at any time or by the Sponsors without the consent of investors if it becomes incapable of acting or bankrupt, its affairs are taken over by public authorities, or if under certain conditions the Sponsors determine in good faith that its replacement is in the best interest of the investors. The Evaluator may resign or be removed by the Sponsors and the Trustee without the investors' consent. The resignation or removal of either becomes effective upon acceptance of appointment by a successor; in this case, the Sponsors will use their best efforts to appoint a successor promptly; however, if upon resignation no successor has accepted appointment within 30 days after notification, the resigning Trustee or Evaluator may apply to a court of competent jurisdiction to appoint a successor.

     Any Sponsor may resign so long as one Sponsor with a net worth of $2,000,000 remains and is agreeable to the resignation. A new Sponsor may be appointed by the remaining Sponsors and the Trustee to assume the duties of the resigning Sponsor. If there is only one Sponsor and it fails to perform its duties or becomes incapable of acting or bankrupt or its affairs are taken over by public authorities, the Trustee may appoint a successor Sponsor at reasonable rates of compensation, terminate the Indenture and liquidate the Fund or continue to act as Trustee without a Sponsor. Merrill Lynch, Pierce, Fenner & Smith Incorporated has been appointed as Agent for the Sponsors by the other Sponsors.

     The Sponsors, the Trustee and the Evaluator are not liable to investors or any other party for any act or omission in the conduct of their responsibilities absent bad faith, willful misfeasance, negligence (gross negligence in the case of a Sponsor or the Evaluator) or reckless disregard of duty. The Indenture contains customary provisions limiting the liability of the Trustee.

MISCELLANEOUS

LEGAL OPINION

     The legality of the Units has been passed upon by Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors.

AUDITORS

     The Statement of Condition in Part A of the Prospectus was audited by Deloitte & Touche LLP, independent accountants, as stated in their opinion. It is included in reliance upon that opinion given on the authority of that firm as experts in accounting and auditing.

TRUSTEE

     The Trustee and its address are stated on the back cover of the Prospectus. The Trustee is subject to supervision by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and either the Comptroller of the Currency or state banking authorities.

SPONSORS

     The Sponsors are listed on the back cover of the Prospectus. They may include Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned subsidiary of Merrill Lynch Co. Inc.; Smith Barney Inc., an indirect wholly-owned subsidiary of The Travelers Inc.; Prudential Securities Incorporated, an indirect wholly-owned subsidiary of the Prudential Insurance Company of America; Dean Witter Reynolds, Inc., a principal operating subsidiary of Dean Witter Discover & Co. and PaineWebber Incorporated, a wholly-owned subsidiary of PaineWebber Group Inc. Each Sponsor, or one of its predecessor corporations, has acted as Sponsor of a number of series of unit investment trusts. Each Sponsor has acted as principal underwriter and managing underwriter of other investment companies. The Sponsors, in addition to participating as members of various selling groups or as agents of other investment companies, execute orders on behalf of investment companies for the purchase and sale of securities of these companies and sell securities to these companies in their capacities as brokers or dealers in securities.

PUBLIC DISTRIBUTION

     The Sponsors intend to qualify Units for sale in all states in which qualification is deemed necessary through the Underwriting Account and by dealers who are members of the National Association of Securities Dealers, Inc. The Sponsors do not intend to qualify Units for sale in any foreign countries and this Prospectus does not constitute an offer to sell Units in any country where Units cannot lawfully be sold. Sales to dealers and to introducing dealers, if any, will initially be made at prices which represent a concession from the Public Offering Price, but the Agent for the Sponsors reserves the right to change the rate of any concession from time to time. Any dealer or introducing dealer may reallow a concession up to the concession to dealers.

UNDERWRITERS' AND SPONSORS' PROFITS

     In maintaining a secondary market for Units, the Sponsors will realize profits or sustain losses in the amount of any difference between the prices at which they buy Units and the prices at which they resell these Units (which include the sales charge) or the prices at which they redeem the Units. Cash, if any, made available by buyers of Units to the Sponsors prior to a settlement date for the purchase of Units may be used in the Sponsors' businesses to the extent permitted by Rule 15c3-3 under the Securities Exchange Act of 1934 and may be of benefit to the Sponsors.

FUND PERFORMANCE

     Information on the performance of the Fund for various periods, on the basis of changes in Unit price plus the amount of income and principal distributions reinvested, may be included from time to time in advertisements, sales literature, reports and other information furnished to current or prospective investors. Total return figures are not averaged, and may not reflect deduction of the sales charge, which would decrease the return. Average annualized return figures reflect deduction of the maximum sales charge. No provision is made for any income taxes payable.

     Past performance may not be indicative of future results. The Fund is not actively managed. Unit price and return fluctuate with the value of the Securities in the Portfolio, so there may be a gain or loss when Units are sold.

     Fund performance may be compared to performance data from publications such as Donoghue's Money Fund Report, Lehman Brothers Intermediate Treasury Bond Index, Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, The New York Times, U.S. News and World Report, Barron's, Business Week, CDA Investment Technology, Inc., Forbes Magazine or Fortune Magazine. As with other performance data, performance comparisons should not be considered representative of the Fund's relative performance for any future period.

DEFINED ASSET FUNDS

     For decades informed investors have purchased unit investment trusts for dependability and professional selection of investments. Defined Asset Funds' philosophy is to allow investors to 'buy with knowledge' (because, unlike managed funds, the portfolio of bonds and the return are relatively fixed) and 'hold with confidence' (because the portfolio is professionally selected and regularly reviewed). Defined Asset Funds offers an array of simple and convenient investment choices, suited to fit a wide variety of personal financial goals--a buy and hold strategy for capital accumulation, such as for children's education or retirement, or attractive, regular current income consistent with the preservation of principal. Unit investment trusts are particularly suited for the many investors who prefer to seek long-term income by purchasing sound investments and holding them, rather than through active trading. Few individuals have the knowledge, resources or capital to buy and hold a diversified portfolio on their own; it would generally take a considerable sum of money to obtain the breadth and diversity that Defined Asset Funds offer. One's investment objectives may call for a combination of Defined Asset Funds.

     One of the most important investment decisions you face may be how to allocate your investments among asset classes. Diversification among different kinds of investments can balance the risks and rewards of each one. Most investment experts recommend stocks for long-term capital growth. Long-term corporate bonds offer relatively high rates of interest income. By purchasing both defined equity and defined bond funds, investors can receive attractive current income, as well as growth potential, offering some protection against inflation. From time to time various advertisements, sales literature, reports and other information furnished to current or prospective investors may present the average annual compounded rate of return of selected asset classes over various periods of time, compared to the rate of inflation over the same periods.

SUPPLEMENTAL INFORMATION

     Upon written or telephonic request to the Trustee shown on the back cover of this Prospectus, investors will receive at no cost to the investor supplemental information about the Fund, which has been filed with the SEC. The supplemental information includes more detailed risk factor disclosure about the types of Securities that may be part of the Fund's Portfolio and general information about the structure and operation of the Fund.

                   THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY

                                   APPENDIX A
                             SECONDARY MARKET SALES
                              GNMA SERIES 1 AND 2

                                                                                        SALES CHARGE
                                                                         (GROSS UNDERWRITING PROFIT)              DEALER
                                                                                                             CONCESSION AS
                                                                                                                PERCENT OF
                                                                      ----------------------------------            PUBLIC
                                                                      AS PERCENT OF      AS PERCENT OF      OFFERING PRICE
                                                                      BID SIDE PUBLIC      NET AMOUNT     -----------------------
     NUMBER OF UNITS                                                  OFFERING PRICE         INVESTED
--------------------------------------------------------------------  -----------------  ---------------
Less than 250.......................................................           4.25%            4.439%               2.763%
250-499.............................................................           3.25             3.359                2.113
500-749.............................................................           2.50             2.564                1.625
750-999.............................................................           2.00             2.041                1.300
1,000 or more.......................................................           1.50             1.523                0.975

                                              GNMA SERIES J AND SUBSEQUENT SERIES
                                                                                               SALES CHARGE
                                                                                (GROSS UNDERWRITING PROFIT)           DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                            ------------------------------------  PUBLIC OFFERING
                                                                            AS PERCENT OF BID    AS PERCENT OF           PRICE
                                                                               SIDE PUBLIC         NET AMOUNT     ---------------
     NUMBER OF UNITS                                                        OFFERING PRICE           INVESTED
--------------------------------------------------------------------------  -------------------  ---------------
Less than 250,000.........................................................            4.25%             4.439%           2.763%
250,000-499,999...........................................................            3.25              3.359            2.113
500,000-749,999...........................................................            2.50              2.564            1.625
750,000-999,999...........................................................            2.00              2.041            1.300
1,000,000 or more.........................................................            1.50              1.523            0.975

                                                FREDDIE MAC SERIES 10, 11 AND 12
                                                                                               SALES CHARGE
                                                                                (GROSS UNDERWRITING PROFIT)           DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                            ------------------------------------  PUBLIC OFFERING
                                                                            AS PERCENT OF BID    AS PERCENT OF           PRICE
                                                                               SIDE PUBLIC         NET AMOUNT     ---------------
     NUMBER OF UNITS                                                        OFFERING PRICE           INVESTED
--------------------------------------------------------------------------  -------------------  ---------------
Less than 100,000.........................................................            3.50%             3.627%           2.275%
100,000-499,999...........................................................            3.00              3.093            1.950
500,000-749,999...........................................................            2.25              2.302            1.463
750,000-999,999...........................................................            1.50              1.523            0.975
1,000,000 or more.........................................................            1.25              1.266            0.813

                                          MONTHLY PAYMENT U.S. TREASURY SERIES 1 AND 3
                                                                                               SALES CHARGE
                                                                                (GROSS UNDERWRITING PROFIT)           DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                            ------------------------------------  PUBLIC OFFERING
                                                                            AS PERCENT OF BID    AS PERCENT OF           PRICE
                                                                               SIDE PUBLIC         NET AMOUNT     ---------------
     NUMBER OF UNITS                                                        OFFERING PRICE           INVESTED
--------------------------------------------------------------------------  -------------------  ---------------
Less than 250,000.........................................................            2.50%             2.564%           1.625%
250,000-499,999...........................................................            2.00              2.041            1.300
500,000-749,999...........................................................            1.50              1.523            0.975
750,000-999,999...........................................................            1.25              1.266            0.813
1,000,000 or more.........................................................            1.00              1.010            0.650

                                             MONTHLY PAYMENT U.S. TREASURY SERIES 5
                                                                                               SALES CHARGE
                                                                                (GROSS UNDERWRITING PROFIT)           DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                            ------------------------------------  PUBLIC OFFERING
                                                                            AS PERCENT OF BID    AS PERCENT OF           PRICE
                                                                               SIDE PUBLIC         NET AMOUNT     ---------------
     NUMBER OF UNITS                                                        OFFERING PRICE           INVESTED
--------------------------------------------------------------------------  -------------------  ---------------
Less than 250,000.........................................................            2.75%             2.828%           1.788%
250,000-499,999...........................................................            2.25              2.302            1.463
500,000-749,999...........................................................            1.50              1.523            0.975
750,000-999,999...........................................................            1.25              1.266            0.813
1,000,000 or more.........................................................            1.00              1.010            0.650

                                 MONTHLY PAYMENT U.S. TREASURY SERIES 6

                                                                                               SALES CHARGE
                                                                                (GROSS UNDERWRITING PROFIT)           DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                            ------------------------------------  PUBLIC OFFERING
                                                                            AS PERCENT OF BID    AS PERCENT OF           PRICE
                                                                               SIDE PUBLIC         NET AMOUNT     ---------------
     NUMBER OF UNITS                                                        OFFERING PRICE           INVESTED
--------------------------------------------------------------------------  -------------------  ---------------
Less than 1,000,000.......................................................            1.00%             1.010%           0.650%
1,000,000 or more.........................................................            0.50              0.503            0.325

                 U.S. TREASURY SERIES 7--LADDERED ZERO COUPONS

                                                                                                      SALES CHARGE        DEALER
                                                                                       (GROSS UNDERWRITING PROFIT)      CONCESSION
                                                                                    ----------------------------------
                                                                                    AS PERCENT OF      AS PERCENT OF
                                                                                    PUBLIC OFFERING      NET AMOUNT
     NUMBER OF UNITS                                                                        PRICE          INVESTED     AS PERCENT
----------------------------------------------------------------------------------  -----------------  ---------------   OF PUBLIC
                                                                                                                          OFFERING
                                                                                                                             PRICE
                                                                                                                        -----------
ASSURANCE TRUST 1995
  Less than 1,000.................................................................           1.25%            1.266%         0.813%
  1,000 or more...................................................................           1.00             1.010          0.650
ASSURANCE TRUST 2000
  Less than 500...................................................................           2.00%            2.041%         1.300%
  500-999.........................................................................           1.50             1.523          0.975
  1,000 or more...................................................................           1.00             1.010          0.650
ASSURANCE TRUST 2005
  Less than 250...................................................................           3.00%            3.093%         1.950%
  250-499.........................................................................           2.50             2.564          1.625
  500-749.........................................................................           2.00             2.041          1.300
  750-999.........................................................................           1.50             1.523          0.975
  1,000 or more...................................................................           1.00             1.010          0.650

             MONTHLY PAYMENT U.S. TREASURY SERIES 8, 19, 20 AND 23
                                                                                                SALES CHARGE
                                                                                 (GROSS UNDERWRITING PROFIT)          DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                              ----------------------------------        PUBLIC
                                                                              AS PERCENT OF      AS PERCENT OF    OFFERING PRICE
                                                                              BID SIDE PUBLIC      NET AMOUNT     ---------------
     NUMBER OF UNITS                                                          OFFERING PRICE         INVESTED
----------------------------------------------------------------------------  -----------------  ---------------
Less than 1,000,000.........................................................           1.50%            1.523%           0.975%
1,000,000 or more...........................................................           1.25             1.266            0.813

                                             MONTHLY PAYMENT U.S. TREASURY SERIES 10
                                                                                                SALES CHARGE
                                                                                 (GROSS UNDERWRITING PROFIT)          DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                              ----------------------------------  PUBLIC OFFERING
                                                                              AS PERCENT OF BID  AS PERCENT OF           PRICE
                                                                                SIDE PUBLIC        NET AMOUNT     ---------------
NUMBER OF UNITS                                                               OFFERING PRICE         INVESTED
----------------------------------------------------------------------------  -----------------  ---------------
Less than 500,000...........................................................           1.75%            1.781%           1.138%
500,000-999,999.............................................................           1.25             1.266            0.813
1,000,000 or more...........................................................           0.75             0.756            0.488

                                         MONTHLY PAYMENT U.S. TREASURY SERIES 12 AND 13
                                                                                                SALES CHARGE
                                                                                 (GROSS UNDERWRITING PROFIT)          DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                              ----------------------------------  PUBLIC OFFERING
                                                                              AS PERCENT OF BID  AS PERCENT OF           PRICE
                                                                                SIDE PUBLIC        NET AMOUNT     ---------------
     NUMBER OF UNITS                                                          OFFERING PRICE         INVESTED
----------------------------------------------------------------------------  -----------------  ---------------
Less than 1,000,000.........................................................           0.75%            0.756%           0.488%
1,000,000 or more...........................................................           0.50             0.503            0.325

                                             MONTHLY PAYMENT U.S. TREASURY SERIES 14
                                                                                                SALES CHARGE
                                                                                 (GROSS UNDERWRITING PROFIT)          DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                              ----------------------------------  PUBLIC OFFERING
                                                                              AS PERCENT OF BID  AS PERCENT OF           PRICE
                                                                                SIDE PUBLIC        NET AMOUNT     ---------------
NUMBER OF UNITS                                                               OFFERING PRICE         INVESTED
----------------------------------------------------------------------------  -----------------  ---------------
Less than 1,000,000.........................................................           1.00%            1.010%           0.650%
1,000,000 or more...........................................................           0.75             0.756            0.488

                                             MONTHLY PAYMENT U.S. TREASURY SERIES 15
                                                                                                SALES CHARGE
                                                                                 (GROSS UNDERWRITING PROFIT)          DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                              ----------------------------------  PUBLIC OFFERING
                                                                              AS PERCENT OF BID  AS PERCENT OF           PRICE
                                                                                SIDE PUBLIC        NET AMOUNT     ---------------
NUMBER OF UNITS                                                               OFFERING PRICE         INVESTED
----------------------------------------------------------------------------  -----------------  ---------------
Less than 500,000...........................................................           2.00%            2.041%           1.300%
500,000-999,999.............................................................           1.50             1.523            0.975
1,000,000 or more...........................................................           1.00             1.010            0.650

                                             MONTHLY PAYMENT U.S. TREASURY SERIES 16
                                                                                                SALES CHARGE
                                                                                 (GROSS UNDERWRITING PROFIT)          DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                              ----------------------------------  PUBLIC OFFERING
                                                                              AS PERCENT OF BID  AS PERCENT OF           PRICE
                                                                                SIDE PUBLIC        NET AMOUNT     ---------------
NUMBER OF UNITS                                                               OFFERING PRICE         INVESTED
----------------------------------------------------------------------------  -----------------  ---------------
Less than 1,000,000.........................................................           1.25%            1.266%           0.813%
1,000,000 or more...........................................................           1.00             1.010            0.650

                                     MONTHLY PAYMENT U.S. TREASURY SERIES 17, 18, 21 AND 22
                                                                                                SALES CHARGE
                                                                                 (GROSS UNDERWRITING PROFIT)          DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                              ----------------------------------  PUBLIC OFFERING
                                                                              AS PERCENT OF BID  AS PERCENT OF           PRICE
                                                                                SIDE PUBLIC        NET AMOUNT     ---------------
NUMBER OF UNITS                                                               OFFERING PRICE         INVESTED
----------------------------------------------------------------------------  -----------------  ---------------
Less than 500,000...........................................................           2.25%            2.302%           1.463%
500,000-999,999.............................................................           1.75             1.781            1.138
1,000,000 or more...........................................................           1.25             1.266            0.813

                                                 U.S. TREASURY STRATEGY SERIES 1
                                                                                                SALES CHARGE
                                                                                 (GROSS UNDERWRITING PROFIT)          DEALER
                                                                                                                  CONCESSION AS
                                                                                                                    PERCENT OF
                                                                              ----------------------------------  PUBLIC OFFERING
                                                                              AS PERCENT OF BID  AS PERCENT OF           PRICE
                                                                                SIDE PUBLIC        NET AMOUNT     ---------------
     NUMBER OF UNITS                                                          OFFERING PRICE         INVESTED
----------------------------------------------------------------------------  -----------------  ---------------
Less than 1,000,000.........................................................           1.50%            1.523%           0.975%
1,000,000 to 4,999,999......................................................           1.00             1.010            0.650
5,000,000 or more...........................................................           0.75             0.756            0.490

     The above graduated sales charges will apply on all purchases on any one day by the same purchaser of Units only in the amounts stated. Concurrent purchases in the secondary market of one or more Series sponsored by the Sponsors which have the same rates of sales charge will be aggregated. Units held in the name of the spouse of the purchaser or in the name of a child of the purchaser under 21 years of age are deemed to be registered in the name of the purchaser. The graduated sales charges are also applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account.

                                                                    14102--10/95

                                                  DEFINED
                             ASSET FUNDSSM


SPONSOR:                                GOVERNMENT SECURITIES
Merrill Lynch,                          INCOME FUND
Pierce, Fenner & Smith Incorporated     U.S. Government Zero Coupon
Defined Asset Funds                     Bond Series 3
P.O. Box 9051                           (A Unit Investment Trust)
Princeton, N.J. 08543-9051
(609) 282-8500                          This Prospectus does not contain all of
EVALUATOR:                              the information with respect to the
Kenny S&P Evaluation Services,          investment company set forth in its
a division of J. J. Kenny Co., Inc.     registration statement and exhibits
65 Broadway                             relating thereto which have been filed
New York, N.Y. 10006                    with the Securities and Exchange
INDEPENDENT ACCOUNTANTS:                Commission, Washington, D.C. under the
Deloitte & Touche LLP                   Securities Act of 1933 and the
2 World Financial Center                Investment Company Act of 1940, and to
9th Floor                               which reference is hereby made. Copies
New York, N.Y. 10281-1414               of filed material can be obtained from
TRUSTEE:                                the Public Reference Section of the
The Bank of New York                    Commission, 450 Fifth Street, N.W.,
Unit Investment Trust Department        Washington, D.C. 20549 at prescribed
P.O. Box 974                            rates. The Commission also maintains a
Wall Street Station                     Web site that contains information
New York, N.Y. 10268-0974               statements and other information
1-800-221-7771                          regarding registrants such as Defined
                                        Asset Funds that file electronically
                                        with the Commission at
                                        http://www.sec.gov.
                                        ------------------------------------
                                        No person is authorized to give any
                                        information or to make any
                                        representations with respect to this
                                        investment company not contained in this
                                        Prospectus; and any information or
                                        representation not contained herein must
                                        not be relied upon as having been
                                        authorized.
                                        ------------------------------------
                                        When Units of this Fund are no longer
                                        available, this Prospectus may be used
                                        as a preliminary prospectus for a future series, and investors should note the following:
                                        Information contained herein is subject
                                        to amendment. A registration statement
                                        relating to securities of a future
                                        series has been filed with the
                                        Securities and Exchange Commission.
                                        These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective.
                                        This Prospectus does not constitute an
                                        offer to sell or a solicitation of an
                                        offer to buy securities in any state in
                                        which such offer, solicitation or sale
                                        would be unlawful prior to registration
                                        or qualification under the securities
                                        laws of any such state.


                                                      11879--7/97

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsor, Trustee and Holders
  of Defined Asset Funds - Government Securities Income Fund,
  U.S. Government Zero Coupon Bond Series - 3:

We have audited the accompanying statements of condition of the 1999 Trust and the 2009 Trust of Defined Asset Funds - Government Securities Income Fund, U.S. Government Zero Coupon Bond Series - 3, including the portfolios, as of
March 31, 1997 and the related statements of operations and of changes in net assets for the years ended March 31, 1997, 1996 and 1995. These financial statements are the responsibility of the Trustee. (See Note 6.) Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at March 31, 1997, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the above-mentioned Trusts of Defined Asset Funds - Government Securities Income Fund, U.S. Government Zero Coupon Bond Series - 3 at March 31, 1997 and the results of their operations and changes in their net assets for the above-stated years in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

New York, N.Y.
June 25, 1997

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES  - 3

STATEMENTS OF CONDITION
AS OF MARCH 31, 1997












                                                                            1999
                                                                            TRUST
TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $42,821,947) (Note 1)                                          $43,079,140
  Accrued interest receivable                                                 34,825
  Cash                                                                       116,835

            Total trust property                                          43,230,800

LESS LIABILITIES:
  Accrued expenses                                           $ 74,014
  Redemptions payable                                          99,479        173,493

NET ASSETS (Note 2)                                                      $43,057,307

UNITS OUTSTANDING                                                        507,233.904

UNIT VALUE                                                                    $84.89

                                                                            2009
                                                                            TRUST

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $62,036,254) (Note 1)                                          $60,026,477
  Receivable for units created                                               508,725
  Accrued interest receivable                                                 70,485
  Cash                                                                       374,326

            Total trust property                                          60,980,013

LESS LIABILITIES:
  Payable for securities purchased                           $630,908
  Accrued expenses                                            139,685
  Redemptions payable                                          87,701        858,294

NET ASSETS (Note 2)                                                      $60,121,719

UNITS OUTSTANDING                                                      1,377,963.324

UNIT VALUE                                                                    $43.63


                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

STATEMENTS OF OPERATIONS

                                                                   1999 TRUST













                                                             Years Ended March 31,
                                                         1997         1996         1995

INVESTMENT INCOME:
  Interest income                                     $   89,339   $   85,460   $   76,068
  Accretion of original issue discount                 2,713,976    2,173,668    2,147,882
  Trustees' fees and expenses                            (24,566)     (23,036)     (34,821)
  Sponsors' fees                                         (54,327)       5,373       42,900

  Net investment income                                2,724,422    2,241,465    2,232,029

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold or redeemed           511,081      697,767       64,553
  Unrealized appreciation (depreciation) of
    investments                                       (1,452,946)     698,863     (951,890)

  Net realized and unrealized gain (loss) on
    investments                                         (941,865)   1,396,630     (887,337)

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                          $1,782,557   $3,638,095   $1,344,692

                                                                   2009 TRUST

                                                             Years Ended March 31,
                                                         1997         1996         1995
INVESTMENT INCOME:
  Interest income                                     $  176,420   $  114,902   $  115,175
  Accretion of original issue discount                 3,714,088    2,138,839    1,944,176
  Trustees' fees and expenses                            (69,167)     (24,234)     (60,786)
  Sponsors' fees                                         (95,167)       2,349       90,688

  Net investment income                                3,726,174    2,231,856    2,089,253

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold or
    redeemed                                           3,157,757    2,019,043      441,568
  Unrealized appreciation (depreciation) of
    investments                                       (5,311,064)   1,482,212     (636,414)

  Net realized and unrealized gain (loss) on
    investments                                       (2,153,307)   3,501,255     (194,846)

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                          $1,572,867   $5,733,111   $1,894,407


                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 1999 TRUST


                                                            Years Ended March 31,
                                                      1997          1996          1995

OPERATIONS:
  Net investment income                            $ 2,724,422   $ 2,241,465   $ 2,232,029
  Realized gain on securities sold or redeemed         511,081       697,767        64,553
  Unrealized appreciation (depreciation) of
    investments                                     (1,452,946)      698,863      (951,890)

  Net increase in net assets resulting from
    operations                                       1,782,557     3,638,095     1,344,692

INCOME DISTRIBUTIONS                                                               (88,524)

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                       7,886,095     5,702,807    10,368,975
  Redemptions of units                              (4,987,254)  (6,306,811)   (3,173,145)

  Net capital share transactions                     2,898,841      (604,004)    7,195,830

NET INCREASE IN NET ASSETS                           4,681,398     3,034,091     8,451,998

NET ASSETS AT BEGINNING OF YEAR                     38,375,909    35,341,818    26,889,820

NET ASSETS AT END OF YEAR                          $43,057,307   $38,375,909   $35,341,818

PER UNIT:
  Net asset value at end of year.                       $84.89        $81.42        $73.38

  Income distribution                                                                $0.19

TRUST UNITS OUTSTANDING AT END OF YEAR             507,233.904   471,311.471   481,627.298


                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,











U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 2009 TRUST

                                                            Years Ended March 31,
                                                      1997          1996          1995
OPERATIONS:
  Net investment income                           $ 3,726,174    $ 2,231,856   $ 2,089,253
  Realized gain on securities sold or
    redeemed                                        3,157,757      2,019,043       441,568
  Unrealized appreciation (depreciation) of
    investments                                    (5,311,064)     1,482,212      (636,414)

  Net increase in net assets resulting
    from operations                                 1,572,867      5,733,111     1,894,407

INCOME DISTRIBUTIONS                                                              (151,971)

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                     34,673,281     17,356,728    11,990,965
  Redemptions of units                            (19,221,804)   (13,106,171)  (5,353,303)

  Net capital share transactions                   15,451,477      4,250,557     6,637,662

NET INCREASE IN NET ASSETS                         17,024,344      9,983,668     8,380,098

NET ASSETS AT BEGINNING OF YEAR                    43,097,375     33,113,707    24,733,609

NET ASSETS AT END OF YEAR                         $60,121,719    $43,097,375   $33,113,707

PER UNIT:
  Net asset value at end of year                       $43.63         $42.76        $35.93

  Income distribution                                                                $0.17

TRUST UNITS OUTSTANDING AT END OF YEAR          1,377,963.324  1,007,900.355   921,699.307


                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The Fund consists of the 1999 and 2009 Trusts, each a separate unit investment trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     (a) Securities are stated at value as determined by the Evaluator based on the mean between bid and offering prices for the securities (see "Redemption - Computation of Redemption Price Per Unit" in this Prospectus).

     (b) Cost of securities has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities.

     (c) Each Trust is not subject to income taxes. Accordingly, no provision for such taxes is required.

2.   NET ASSETS, MARCH 31, 1997

       1999 TRUST

       Cost of 507,233.904 units at Dates of Deposit                $30,336,231
       Redemption of units - Net cost of 492,759.724 units
         redeemed less redemption amounts                            (1,222,114)
       Realized gain on securities sold or redeemed                   2,945,069
       Unrealized appreciation of investments                           257,193
       Net capital applicable to Holders                             32,316,379
       Undistributed net investment income - accretion of
         original issue discount ($10,660,996) plus excess
         ($79,932) of interest income over fees and expenses         10,740,928

       Net assets                                                   $43,057,307

       2009 TRUST

       Cost of 1,377,963.324 units at Dates of Deposit              $43,632,207
       Redemption of units - Net cost of 2,100,058.667 units
       redeemed less redemption amounts                                  84,387
       Realized gain on securities sold or redeemed                   8,289,610
       Unrealized depreciation of investments                        (2,009,777)
       Net capital applicable to Holders                             49,996,427
       Undistributed net investment income - accretion of
         original issue discount ($10,028,674) plus excess
         ($96,618) of interest income over fees and expenses         10,125,292

       Net assets                                                   $60,121,719

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

NOTES TO FINANCIAL STATEMENTS

3.   CAPITAL SHARE TRANSACTIONS

     Additional units were issued by the Trusts as follows:

                          Year Ended       Year Ended        Year Ended
       Trust            March 31, 1997   March 31, 1996    March 31, 1995

       1999               94,493.000       71,418.382       147,198.417
       2009              803,841.810      403,075.764       360,097.229

     Units were redeemed as follows:

                          Year Ended       Year Ended        Year Ended
       Trust            March 31, 1997   March 31, 1996    March 31, 1995

       1999               58,572.000       81,734.209        45,624.792
       2009              433,776.222      316,874.716       161,686.876

     Units may be redeemed at the office of the Trustee upon tender thereof generally on any business day or, in the case of uncertificated units, upon delivery of a request for redemption and payment of any relevant tax. The Trustee may redeem units either in cash or in kind at the option of the Holder as specified in writing to the Trustee.

4.   INCOME TAXES

     All Trust items of income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

     At March 31, 1997, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Trust's portfolio.

5.   DISTRIBUTIONS

     It is anticipated that the Trusts will make distributions on the first business day following the maturity of their holdings in the Stripped Treasury Securities which are non-interest bearing. Any excess of interest income over fees and expenses may be distributed periodically.

6.   CHANGE OF TRUSTEE

     On March 1, 1995, The Bank of New York assumed all of the Trustee responsibilities from Investors Bank & Trust Company.
                                    D-7

DEFINED ASSET FUNDS - GOVERNMENT SECURITIES INCOME FUND,
U.S. GOVERNMENT ZERO COUPON BOND SERIES - 3

PORTFOLIOS
AS OF MARCH 31, 1997

           Portfolio No. and Title                 Interest                    Face         Adjusted
                of Securities                        Rates    Maturities      Amount         Cost(1)       Value(1)

1999 TRUST
  1  Stripped Treasury Securities(2)                0.000%    11/15/99     $ 49,742,000    $41,718,007    $42,000,597
  2  U.S. Treasury Notes                            8.875     11/15/98        1,038,689      1,103,940      1,078,543

     Total                                                                  $ 50,780,689   $42,821,947    $43,079,140

2009 TRUST
  1  Stripped Treasury Notes Securities             0.000%    5/15/09      $136,223,000    $59,679,638    $57,705,425
  2  U.S. Treasury Bonds                            9.125     5/15/09(3)      2,081,698      2,356,616      2,321,052

     Total                                                                  $138,304,698   $62,036,254    $60,026,477

(1)   See Notes to Financial Statements.
(2)   See "Risk Factors - Special Characteristics of Stripped Treasury Securities" in this Prospectus.
(3)   Callable beginning 5/15/04 at par.


                             DEFINED ASSET FUNDS--
                       GOVERNMENT SECURITIES INCOME FUND
                       CONTENTS OF REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The cross-reference sheet (incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 of The Government Securities Income Fund, GNMA Series E, 1933 Act File No. 2-74993).

     The Prospectus.

     The Signatures.

     The following exhibits:

        1.1.1--Form of Standard Terms and Conditions of Trust Effective as of October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

        4.1  --Consent of the Evaluator.

        5.1  --Consent of independent accountants.

                             DEFINED ASSET FUNDS--
                       GOVERNMENT SECURITIES INCOME FUND
                   U.S. GOVERNMENT ZERO COUPON BOND SERIES 3

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, DEFINED ASSET FUNDS--GOVERNMENT SECURITIES INCOME FUND, U.S. GOVERNMENT ZERO COUPON BOND SERIES 3 (A UNIT INVESTMENT TRUST), CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 9TH DAY OF JULY, 1997.

                         SIGNATURES APPEAR ON PAGE R-3.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Merrill Lynch, Pierce,            have been filed
  Fenner & Smith Incorporated:                                under
                                                              Form SE and the
                                                              following 1933 Act
                                                              File
                                                              Number: 33-43466
                                                              and 33-51607


      HERBERT M. ALLISON, JR.
      BARRY S. FREIDBERG
      EDWARD L. GOLDBERG
      STEPHEN L. HAMMERMAN
      JEROME P. KENNEY
      DAVID H. KOMANSKY
      DANIEL T. NAPOLI
      THOMAS H. PATRICK
      JOHN L. STEFFENS
      DANIEL P. TULLY
      ROGER M. VASEY
      ARTHUR H. ZEIKEL
      By
       ERNEST V. FABIO
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)